UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o PNC Global Investment Servicing (U.S.) Inc.

103 Bellevue Parkway

Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Thomas John Holton

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30, 2008

Date of reporting period: June 30, 2008

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT	June 30, 2008

Dear Fellow Shareholders:

The fiscal year encompassed two of the most extraordinary developments of the past few years. First, the beginning of a decline in U.S. home prices and the unwinding of the credit cycle that it caused. Second, the near doubling in the price of oil after an already sharp run-up in price over the prior year. The economic impact of these events has been tremendous, but it is a credit to the American economy that there has been continued economic growth under these circumstances. The longer these conditions exist, however, the stronger the predictions of a deep recession appear. Clearly, as we sit here in July 2008, housing prices continue to decline, oil prices continue to be very high, and there do not appear to be any quick fixes. Nevertheless, we believe that stocks have discounted the continuation of a severe economic environment, and any evidence of resolution is likely to be greeted positively. Certainly, oil as a world commodity could decline in price somewhat rapidly given the reductions in oil consumption already evident. Housing prices will, in our view, stabilize at some point once the market has cleared the excess inventory in the system. As always, the issue is timing, and we are reluctant to make rash predictions about these kinds of things. In the meantime, we will continue to search for companies undergoing positive change and where free cash flow is sufficient to sustain them through a turbulent period, such as the current one.

Clearly, investment performance pressure existed throughout the year. With the onset of the credit crisis last summer, risk was rapidly re-priced, and we entered a period of widening credit spreads and, by extension, less availability of credit to borrowers. The Federal Reserve responded in September with a 0.50% cut in the Federal funds rate, the rate banks charge for overnight loans, from 5.25% to 4.75%, which began a policy of greater ease in rates that accelerated as the situation worsened. As the calendar year waned, mark-to-market charges were disclosed at such unexpected levels that the survival of top managers at some financial institutions was called into question. Eventually, the CEOs of Merrill Lynch and Citigroup resigned, having been held accountable for poor risk management and playing major roles in this era of excess lending. The Federal Reserve continued to be accommodative, but at a gradual pace, lowering the Federal funds rates from 4.75% to 4.50% in October and again in December from 4.50% to 4.25%.

After the turn of the year, the deterioration in the credit markets accelerated where it seemed that every day a different institution disclosed exposure to low quality mortgage paper which, by marking to market, was creating huge losses throughout the financial system. On January 22, 2008, the Federal Reserve took action outside its normally scheduled meeting and lowered the Federal funds rate by 0.75% (from 4.25% to 3.50%). At its regular meeting the following week, the Federal Reserve lowered the Federal funds rate by an additional 0.50%, to 3.00%. This aggressive activity by the Federal Reserve culminated at the end of the first quarter of 2008 when it lowered the Federal funds rate by another 0.75%, to 2.25% and facilitated the acquisition of Bear Stearns by JPMorgan Chase. In addition, by providing what was called a Term Auction Facility, the Federal Reserve willingly accepted a broader range of collateral against which institutions could borrow.

1	CRM Funds

The Federal Reserve’s actions had the intended effect of stabilizing the U.S. financial system for a time and preventing further failure at other financial institutions. One more cut at the end of this past April left the Federal funds rate at 2.0%, compared to 5.25% when the rate reductions started last summer. In addition, large companies such as Citigroup, Merrill Lynch, and Lehman Brothers raised additional capital to strengthen their respective balance sheets. April and May witnessed positive stock market results, but by June the focus was back on oil, which had rallied nearly 40% in the 2nd quarter. This left the Federal Reserve with little flexibility given its concern about inflation as higher commodity prices were working through the system.

CRM Small Cap Value Fund returned -18.71% and -18.50% this past fiscal year in the Investor and Institutional Share classes, respectively, as compared to -21.63% for the Russell 2000 Value Index. Compass Minerals International, Range Resources, BioMarin Pharmaceutical Inc, Cyberonics Inc and Unit Corporation spanning businesses from mining, exploration and production of natural gas, oil, minerals and other natural resources to pharmaceuticals, all contributed positively to the Fund’s performance. Tween Brands, Inc., Korn/Ferry International, Insight Enterprises and Journal Communications, all of which are consumer discretionary stocks, detracted from the Fund’s performance for the year. ArvinMeritor Inc. in the autos and transportation industry also detracted from the Fund’s performance.

CRM Small/Mid Cap Value Fund returned -12.67% and -12.48% this past fiscal year in the Investor and Institutional Share classes, respectively, as compared to -19.91% for the Russell 2500 Value Index. Companies in the utility, energy, healthcare and financial industries had a positive effect on Fund performance. Companies like Questar Corporation, BioMarin Pharmaceutical Inc, Pride International, Edwards Lifesciences Corporation and Hudson City Bancorp, Inc. all contributed to the Fund’s results. Detractors from the Fund’s performance included Oshkosh Corporation in the autos and transportation industry, as well as Tween Brands Inc., a retailer, and iStar Financial Inc., a real estate finance company.

CRM Mid Cap Value Fund returned -10.49% and -10.29% for the past year in the Investor and Institutional Share classes, respectively, as compared to -17.09% for the Russell Midcap Value Index. The Fund’s positive returns relative to its benchmark index were aided by strong performance in a variety of sectors. Questar Corporation and Hudson City Bancorp, Inc. contributed to performance. Trane Inc., C.R Bard, Inc. and Equitable Resources Inc. also made a positive contribution to the Fund’s performance. Detractors from the Fund’s performance included Oshkosh Corporation, as well as financials iStar Financial Inc., MBIA Inc. and Lincoln National Corp. Each of these companies appeared to have its own company specific issues unrelated to its respective industries.

CRM Large Cap Opportunity Fund1 returned -11.27%, -11.03% and -11.03% for the past year in the Investor, Institutional and Advisor Share classes, respectively, as compared to -12.36% for the Russell 1000 Index and -18.78% for the Russell 1000 Value Index. Companies in industries ranging from energy and industrial to healthcare had a positive effect on Fund performance. Questar Corporation was a contributor to performance from the energy industry and Trane Inc. was a contributor to performance from the industrial sector. C.R. Bard, Inc. and Edwards Lifesciences Corporation in the healthcare sector provided additional contribution to performance for the year. Tween Brands Inc., a consumer discretionary stock, had a negative impact on performance. Additionally, three financial companies, Citigroup Inc., iStar Financial Inc. and MBIA Inc., had a negative impact on the Fund’s performance.

[1]	Formerly, CRM Mid/Large Cap Value Fund. The Fund name change was effective October 26, 2007. The Fund has not changed its investment strategy.

2	CRM Funds

CRM All Cap Value Fund returned -13.76%, -13.57% and -13.55% for the past year in the Investor, Institutional and Advisor Share classes, respectively, as compared to -12.69% for the Russell 3000 Index. Companies that have already been mentioned across all of the other CRM Funds had a positive effect on the Fund’s performance. The most significant contributors to the Fund’s performance were Questar Corporation, Edwards Lifesciences Corporation, Trane Inc. and C.R. Bard, Inc. On the other hand, Citigroup Inc., Electronics for Imaging Inc, Tween Brands Inc. and MBIA Inc. had a negative impact on the Fund’s performance for the year.

CRM 130/30 Value Fund returned -8.30% and -8.20% since its inception on December 31, 2007 in the Investor and Institutional classes, respectively, as compared to -11.77% for the Russell 1000 Index. The Fund exhibited positive impact from companies in a variety of industries including energy, healthcare and technology. Questar Corporation, Edwards Life Sciences Corporation, Dresser-Rand Group Inc., LSI Corp and PPL Corporation were contributors to performance from various industry sectors. Citigroup Inc., JPMorgan Chase, MGM Mirage, Astoria Financial Corporation and General Electric Co. all had a negative impact on the Fund’s performance for the year.

This brings us back to where we started this letter, which is to say that more time is undoubtedly necessary to resolve some of the financial market issues we are facing. We do believe, however, that expectations are extremely low, and that the bottom of a bear market generally occurs when the news is terrible. There are always reasons to be optimistic, because prices turn quickly and neither we, nor anyone else, are capable of predicting that exact moment. We believe that our results during this volatile period are satisfactory given our intent to remain fully invested even during trying times. Throughout all the Funds, we will continue to rely on our stock selection techniques, keeping in mind, among other things, appropriate diversification as a matter of risk control. While the Funds’ absolute results were not positive performance returns, we are pleased to have protected capital on a relative basis. We believe that this puts the Funds in a strong position to benefit when the financial weather clears and to continue our goal of generating outstanding long-term results for the Funds.

Sincerely,

Ronald H. McGlynn

Chairman, Cramer Rosenthal McGlynn, LLC and

President, CRM Mutual Fund Trust

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Funds are professionally managed, while the indices are unmanaged and are not available for investment. During the period, certain fees and expenses were waived by the Funds’ service providers. Without these waivers total returns would have been lower. Additional performance figures for the Funds can be found in the Comparison of Change in Value section of this report.

Distributed by PFPC Distributors, Inc. King of Prussia, PA 19406.

3	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2008

The following information compares the performance of the CRM Small Cap Value Fund (“Fund”) with the performance of the Russell 2000 Index and Russell 2000 Value Index. The Russell 2000 Index is an unmanaged, capitalization-weighted index of 2,000 small capitalization U.S. companies. The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to book ratios and lower forecasted growth values. Total return for the Fund includes performance of the Fund’s predecessors, CRM Small Cap Value Fund (a series of WT Mutual Fund), for periods from November 1, 1999 through September 30, 2005, and CRM Funds — Small Cap Value Fund, for periods prior to November 1, 1999. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus on large capitalization companies, shares of the Fund may be more volatile because of its focus on smaller capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Small Cap Value Fund — Investor Shares vs. Russell 2000 Index and Russell 2000 Value Index1

Expense Ratio (per prospectus dated 10/26/07): 1.12%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.

This line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

4	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2008

CRM Small Cap Value Fund — Institutional Shares vs. Russell 2000 Index and

Russell 2000 Value Index1

Expense Ratio (per prospectus dated 10/26/07): 0.87%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

5	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2008

The following information compares the performance of the CRM Small/Mid Cap Value Fund (“Fund”) with the performance of the Russell 2500 Index, Russell 2500 Value Index and Standard & Poor’s MidCap 400/Citigroup Value Index (“S&P MidCap 400/Citigroup Value Index”). The Russell 2500 Value Index is an unmanaged index that measures the performance of those companies in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. The S&P MidCap 400/Citigroup Value Index measures the performance of the mid-capitalization sector of the U.S. equity market. It is a subset of the Standard & Poors 400 Index and consists of those companies exhibiting the strongest value characteristics within the Standard & Poors 400 Index. Total return for the Fund includes performance of the Fund’s predecessor, CRM Small/Mid Cap Value Fund (a series of WT Mutual Fund), for periods from September 1, 2004 (commencement of operations) through September 30, 2005. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus on large capitalization companies, shares of the Fund may be more volatile because of its focus on smaller capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Small/Mid Cap Value Fund — Investor Shares vs. Russell 2500 Index,

Russell 2500 Value Index, and S&P MidCap 400/Citigroup Value Index1

Expense Ratio (per prospectus dated 10/26/07): 1.44%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on September 1, 2004.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

6	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2008

CRM Small/Mid Cap Value Fund — Institutional Shares vs. Russell 2500 Index, Russell 2500 Value Index, and S&P MidCap 400/Citigroup Value Index1

Expense Ratio (per prospectus dated 10/26/07): 1.22%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Institutional Shares’ inception on September 1, 2004.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

7	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2008

The following information compares the performance of the CRM Mid Cap Value Fund (“Fund”) with the performance of the Russell Midcap Index and Russell Midcap Value Index. The Russell Midcap Index measures the performance of 800 of the smallest companies in the Russell 1000 Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. Total return for the Fund includes performance of the Fund’s predecessors, CRM Mid Cap Value Fund (a series of WT Mutual Fund), for periods from November 1, 1999 through September 30, 2005, and CRM Funds — Mid Cap Value Fund, for periods prior to November 1, 1999. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus on large capitalization companies, shares of the Fund may be more volatile because the Fund invests in mid capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Mid Cap Value Fund — Investor Shares vs. Russell Midcap Index and

Russell Midcap Value Index1

Expense Ratio (per prospectus dated 10/26/07): 1.04%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on September 20, 2000.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

8	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2008

CRM Mid Cap Value Fund — Institutional Shares vs. Russell Midcap Index and Russell Midcap Value Index1

Expense Ratio (per prospectus dated 10/26/07): 0.82%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

This line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

9	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2008

The following information compares the performance of the CRM Large Cap Opportunity Fund (“Fund”) with the performance of the Russell 1000 Index and Russell 1000 Value Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus exclusively on large capitalization companies, shares of the Fund may be more volatile because, while the Fund invests in large capitalization companies, the Fund may also invest in mid capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Large Cap Opportunity Fund — Investor Shares vs. Russell 1000 Index and

Russell 1000 Value Index1

Expense Ratios (per prospectus dated 10/26/07) - Gross: 1.80% Net: 1.50%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on December 1, 2005.
[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Investor Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.50% of average net assets.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

10	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2008

CRM Large Cap Opportunity Fund — Institutional Shares vs. Russell 1000 Index and

Russell 1000 Value Index1

Expense Ratios (per prospectus dated 10/26/07) - Gross: 1.55% Net: 1.25%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Institutional Shares’ inception on December 1, 2005.
[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Institutional Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.25% of average net assets.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

11	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2008

CRM Large Cap Opportunity Fund — Advisor Shares vs. Russell 1000 Index and

Russell 1000 Value Index1

Expense Ratios (per prospectus dated 10/26/07) - Gross: 2.04% Net: 1.75%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Advisor Shares’ inception on October 24, 2006.
[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Advisor Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.75% of average net assets.

The line graph for Advisor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

12	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2008

The following information compares the performance of the CRM All Cap Value Fund (“Fund”) with the performance of the Russell 3000 Index and the Russell 3000 Value Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies. The Russell 3000 Value Index measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect the reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus exclusively on large capitalization companies, shares of the Fund may be more volatile because, while the Fund may invest in large capitalization companies, the Fund may also invest in small and mid capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM All Cap Value Fund — Investor Shares vs. Russell 3000 Index

and Russell 3000 Value Index1

Expense Ratios (per prospectus dated 10/26/07) - Gross: 6.13% Net: 1.50%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on October 24, 2006.
[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Investor Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.50% of average net assets.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

13	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2008

CRM All Cap Value Fund — Institutional Shares vs. Russell 3000 Index and

Russell 3000 Value Index1

Expense Ratios (per prospectus dated 10/26/07) - Gross: 5.84% Net: 1.25%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Institutional Shares’ inception on October 24, 2006.
[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Institutional Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.25% of average net assets.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

14	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2008

CRM All Cap Value Fund — Advisor Shares vs. Russell 3000 Index and

Russell 3000 Value Index1

Expense Ratios (per prospectus dated 10/26/07) - Gross: 6.40% Net: 1.75%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Advisor Shares’ inception on October 24, 2006.
[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Advisor Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.75% of average net assets.

The line graph for Advisor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

15	CRM Funds

CRM FUNDS

CRM 130/30 VALUE FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2008

The following information compares the performance of the CRM 130/30 Value Fund (“Fund”) with the performance of the Russell 1000 Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect the reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

The Fund will normally seek to hold long positions in equity and equity related securities equal in value to approximately 130% of the Fund’s net assets and short positions equal in value to approximately 30% of the Fund’s net assets, Short sales involve significant risks, including the risk that the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Short sales involve borrowing securities and then selling them, which may cause the value of the Fund’s shares to be more volatile than if the Fund did not borrow.

CRM 130/30 Value Fund — Investor Shares vs. Russell 1000 Index1

Expense Ratio (per prospectus dated 12/21/07) - Gross: 2.80%

[1]	The Fund is professionally managed, while the Index is unmanaged and is not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on December 31, 2007.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

16	CRM Funds

CRM FUNDS

CRM 130/30 VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2008

CRM 130/30 Value Fund — Institutional Shares vs. Russell 1000 Index1

Expense Ratio (per prospectus dated 12/21/07) - Gross: 2.55%

[1]	The Fund is professionally managed, while the Index is unmanaged and is not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Institutional Shares’ inception on December 31, 2007.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

17	CRM Funds

CRM FUNDS

EXPENSE DISCLOSURE

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund’s expenses in two ways.

•

Actual fund return.    The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

•

Hypothetical 5% return.    The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs that may be levied by other funds, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The “Annualized Expense Ratio” reflects the actual expenses for the period indicated.

For the Period January 1, 2008 to June 30, 2008

Expense Table

Fund/Class	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Annualized Expense Ratio	Expenses Paid During Period[1]
CRM Small Cap Value Fund - Investor Shares
Actual Fund Return	$1,000	$920.70	1.10%	$5.25
Hypothetical (5% Return Before Expenses)	$1,000	$1,019.33	1.10%	$5.54

18	CRM Funds

CRM FUNDS

EXPENSE DISCLOSURE (Continued)

Fund/Class	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Annualized Expense Ratio	Expenses Paid During Period[1]

CRM Small Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000	$921.70	0.85%	$4.06
Hypothetical (5% Return Before Expenses)	$1,000	$1,020.58	0.85%	$4.28

CRM Small/Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000	$928.50	1.20%	$5.75
Hypothetical (5% Return Before Expenses)	$1,000	$1,018.82	1.20%	$6.04

CRM Small/Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000	$928.90	0.96%	$4.60
Hypothetical (5% Return Before Expenses)	$1,000	$1,020.03	0.96%	$4.83

CRM Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000	$915.90	1.01%	$4.81
Hypothetical (5% Return Before Expenses)	$1,000	$1,019.78	1.01%	$5.08

CRM Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000	$917.20	0.81%	$3.86
Hypothetical (5% Return Before Expenses)	$1,000	$1,020.79	0.81%	$4.08

CRM Large Cap Opportunity Fund - Investor Shares
Actual Fund Return	$1,000	$904.10	1.40%	$6.63
Hypothetical (5% Return Before Expenses)	$1,000	$1,017.82	1.40%	$7.05

CRM Large Cap Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000	$905.10	1.15%	$5.45
Hypothetical (5% Return Before Expenses)	$1,000	$1,019.07	1.15%	$5.79

CRM Large Cap Opportunity Fund - Advisor Shares[2]
Actual Fund Return	$1,000	$904.30	1.15%	$5.44
Hypothetical (5% Return Before Expenses)	$1,000	$1,019.07	1.15%	$5.79

CRM All Cap Value Fund - Investor Shares
Actual Fund Return	$1,000	$919.70	1.50%	$7.16
Hypothetical (5% Return Before Expenses)	$1,000	$1,017.31	1.50%	$7.55

CRM All Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000	$920.70	1.25%	$5.97
Hypothetical (5% Return Before Expenses)	$1,000	$1,018.57	1.25%	$6.29

19	CRM Funds

CRM FUNDS

EXPENSE DISCLOSURE (Continued)

Fund/Class	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Annualized Expense Ratio	Expenses Paid During Period[1]
CRM All Cap Value Fund - Advisor Shares[2]
Actual Fund Return	$1,000	$921.70	1.25%	$5.97
Hypothetical (5% Return Before Expenses)	$1,000	$1,018.57	1.25%	$6.29

CRM 130/30 Value Fund - Investor Shares
Actual Fund Return	$1,000	$917.00	2.82%	$13.44
Hypothetical (5% Return Before Expenses)	$1,000	$1,010.67	2.82%	$14.20

CRM 130/30 Value Fund - Institutional Shares
Actual Fund Return	$1,000	$918.00	2.60%	$12.40
Hypothetical (5% Return Before Expenses)	$1,000	$1,011.77	2.60%	$13.09

[1]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

[2]	The annualized expense ratio for Advisor Shares reflects that the Funds did not pay distribution fees during the period from January 1, 2008 - June 30, 2008.

20	CRM Funds

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS

PORTFOLIO HOLDINGS

June 30, 2008

The following tables present a summary of the sector distribution of the portfolio holdings of each of the CRM Funds as a percentage of their total investments, excluding short-term investments held as collateral for loaned securities.

Small Cap Value Fund
Common Stocks
Finance & Insurance	22.1%
Manufacturing	20.3%
Wholesale & Retail Trade	10.4%
Healthcare	9.2%
Services	7.2%
Oil & Gas	5.9%
Computer Services & Software	4.3%
Electric, Gas, Water & Utilities	4.3%
Consumer Discretionary	3.9%
Transportation	3.4%
Real Estate Investment Trusts	1.8%
Aerospace & Defense	1.5%
Mining	0.6%
Short-Term Investments	4.7%
U.S. Treasury Obligations	0.4%

100.0%

Small/Mid Cap Value Fund
Common Stocks
Manufacturing	23.2%
Finance & Insurance	15.6%
Oil & Gas	14.6%
Healthcare	9.2%
Services	8.3%
Wholesale & Retail Trade	5.3%
Electric, Gas, Water & Utilities	4.9%
Aerospace & Defense	4.5%
Computer Services & Software	3.2%
Transportation	2.0%
Consumer Discretionary	1.0%
Real Estate Investment Trusts	0.5%
Short-Term Investments	5.9%
U.S. Treasury Obligations	1.8%

100.0%

Mid Cap Value Fund
Common Stocks
Manufacturing	28.1%
Finance & Insurance	12.9%
Electric, Gas, Water & Utilities	12.8%
Oil & Gas	10.5%
Services	8.4%
Computer Services & Software	6.4%
Wholesale & Retail Trade	5.4%
Healthcare	4.6%
Aerospace & Defense	2.4%
Advertising	2.1%
Real Estate Investment Trusts	0.6%
Exchange Traded Funds	1.1%
Short-Term Investments	2.9%
U.S. Treasury Obligations	1.8%

100.0%

Large Cap Opportunity Fund
Common Stocks
Manufacturing	24.8%
Finance & Insurance	14.3%
Healthcare	13.6%
Oil & Gas	9.9%
Electric, Gas, Water & Utilities	8.6%
Services	7.9%
Computer Services & Software	5.9%
Wholesale & Retail Trade	4.8%
Advertising	2.1%
Aerospace & Defense	1.9%
Consumer Products	1.5%
Short-Term Investments	2.9%
U.S. Treasury Obligations	1.8%

100.0%

21	CRM Funds

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Continued)

All Cap Value Fund
Common Stocks
Manufacturing	32.5%
Finance & Insurance	15.9%
Oil & Gas	12.4%
Healthcare	10.5%
Wholesale & Retail Trade	7.1%
Electric, Gas, Water & Utilities	6.0%
Computer Services & Software	4.0%
Services	3.1%
Aerospace & Defense	2.6%
Real Estate Investment Trusts	1.8%
Advertising	1.0%
Short-Term Investments	3.1%

100.0%

130/30 Value Fund[1]
Common Stocks
Manufacturing	28.8%
Healthcare	18.7%
Finance & Insurance	16.1%
Oil & Gas	15.2%
Electric, Gas, Water & Utilities	12.0%
Services	8.4%
Computer Services & Software	7.9%
Wholesale & Retail Trade	6.2%
Advertising	2.6%
Aerospace & Defense	2.0%
Consumer Products	1.5%
Short-Term Investments	6.0%
Securities Sold Short
Common Stocks
Manufacturing	-5.9%
Healthcare	-5.4%
Electric, Gas, Water & Utilities	-2.0%
Finance & Insurance	-1.8%
Computer Services & Software	-1.8%
Wholesale & Retail Trade	-1.7%
Services	-0.8%
Oil & Gas	-0.8%
Consumer Products	-0.7%
Real Estate Investment Trusts	-0.5%
Consumer Discretionary	-0.4%
Exchange Traded Funds	-3.6%

100.0%

[1]	The table presents a summary of the sector distribution of the portfolio holdings for the CRM 130/30 Value Fund as a percentage of its net investments.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC’s website at http://www.sec.gov, or they may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

22	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2008

Shares		Value
Common Stock — 94.4%
Aerospace & Defense — 1.5%
220,500	Moog, Inc. — Class A1	$8,211,420

Computer Services & Software — 4.3%
457,900	ACI Worldwide, Inc.[1,4]	8,054,461
383,700	Informatica Corp.[1]	5,770,848
1,134,613	SkillSoft PLC, ADR[1,2,3,4]	10,256,902

		24,082,211

Consumer Discretionary — 3.9%
Leisure Equipment & Products — 2.0%
942,100	Callaway Golf Co.	11,145,043

Restaurants — 1.9%
852,700	CKE Restaurants, Inc.	10,633,169

Total Consumer Discretionary		21,778,212

Electric, Gas, Water, & Utilities — 4.2%
525,000	Cleco Corp.	12,248,250
306,264	El Paso Electric Co.[1]	6,064,027
215,800	NorthWestern Corp.	5,485,636

		23,797,913

Finance & Insurance — 21.9%
Commercial Banks — 6.7%
113,800	Bank of Hawaii Corp.	5,439,640
1,175,400	CVB Financial Corp.[4]	11,095,776
1,522,900	First Horizon National Corp.[4]	11,315,147
603,910	Valley National Bancorp[4]	9,523,661

		37,374,224

Financial Services — 1.0%
170,675	Stifel Financial Corp.[1]	5,869,513

Insurance Carriers — 4.0%
452,100	Max Capital Group Ltd.	9,643,293
338,300	Protective Life Corp.	12,872,315

		22,515,608

Savings, Credit, & Other Financial Institutions — 10.2%
840,700	Astoria Financial Corp.[4]	16,881,256
1,417,500	Brookline Bancorp, Inc.	13,537,125
1,321,300	Investors Bancorp, Inc.[1]	17,256,179
793,300	NewAlliance Bancshares, Inc.	9,900,384

		57,574,944

Total Finance & Insurance		123,334,289

Healthcare — 9.1%
Healthcare-Equipment — 7.8%
729,200	Cyberonics, Inc.[1,4]	15,823,640
248,350	Edwards Lifesciences Corp.[1]	15,407,634
344,200	The Cooper Cos., Inc.[4]	12,787,030

		44,018,304

Pharmaceuticals — 1.3%
250,800	BioMarin Pharmaceutical, Inc.[1]	7,268,184

Total Healthcare		51,286,488

Shares		Value
Manufacturing — 20.2%
Auto Parts & Equipment — 0.8%
510,450	Commercial Vehicle Group, Inc.[1]	$4,772,708

Chemical & Allied Products — 2.5%
405,400	Rockwood Holdings, Inc.[1]	14,107,920

Containers & Packaging — 3.3%
288,721	Greif, Inc. — Class A4	18,486,805

Diversified Manufacturing Industries — 2.8%
691,300	Barnes Group, Inc.	15,962,117

Electronic Components & Equipment — 2.0%
542,400	Checkpoint Systems, Inc.[1]	11,325,312

Food & Beverage — 4.7%
694,200	Lance, Inc.	13,030,134
265,400	Ralcorp Holdings, Inc.[1,4]	13,121,376

		26,151,510

Misc. Industrial Machinery & Equipment — 1.9%
207,094	Kaydon Corp.[4]	10,646,703

Recreational Vehicles — 0.6%
148,100	Thor Industries, Inc.[4]	3,148,606

Telecommunications Equipment — 1.6%
1,090,800	Arris Group, Inc.[1,4]	9,217,260

Total Manufacturing		113,818,941

Mining — 0.6%
40,859	Compass Minerals International, Inc.	3,291,601

Oil & Gas — 5.9%
230,445	Range Resources Corp.	15,103,365
218,900	Unit Corp.[1]	18,162,133

		33,265,498

Real Estate Investment Trusts — 1.8%
542,500	DuPont Fabros Technology, Inc.	10,112,200

Services — 7.2%
Business Services — 4.3%
431,715	G & K Services, Inc. — Class A	13,150,039
716,000	Korn/Ferry International[1]	11,262,680

		24,412,719

Commercial Services — 1.7%
484,400	TeleTech Holdings, Inc.[1]	9,668,624

Sanitary Services — 1.2%
530,860	Casella Waste Systems, Inc. — Class A1	6,471,183

Total Services		40,552,526

Transportation — 3.4%
Marine — 1.3%
148,720	Kirby Corp.[1,4]	7,138,560

Trucking — 2.1%
254,300	Con-way, Inc.	12,018,218

Total Transportation		19,156,778

See accompanying notes.	23	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2008

Shares		Value
Wholesale & Retail Trade — 10.4%
Retail Apparel & Accessory Stores — 5.8%
390,800	Brown Shoe Co., Inc.	$5,295,340
807,900	Dress Barn, Inc.[1]	10,809,702
504,600	DSW, Inc. — Class A1,4	5,944,188
627,082	Tween Brands, Inc.[1]	10,321,770

		32,371,000

Retail Building Materials — 0.7%
229,404	Interline Brands, Inc.[1]	3,654,406

Wholesale Miscellaneous — 3.1%
1,591,700	Brightpoint, Inc.[1]	11,619,409
508,989	Insight Enterprises, Inc.[1]	5,970,441

		17,589,850

Wholesale-Industrial Supplies — 0.8%
114,900	WESCO International, Inc.[1]	4,600,596

Total Wholesale & Retail Trade		58,215,852

Total Common Stock (Cost $515,842,102)		530,903,929

Short-Term Investments — 4.7%
13,127,162	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	13,127,162
13,127,161	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	13,127,161

Total Short-Term Investments (Cost $26,254,323)		26,254,323

Par/Shares		Value
U.S. Treasury Obligations — 0.4%
$500,000	U.S. Treasury Bills, 1.88%, 07/03/08[4]	$499,948
500,000	U.S. Treasury Bills, 1.99%, 07/10/08[4]	499,751
450,000	U.S. Treasury Bills, 1.84%, 07/17/08[4]	449,632
500,000	U.S. Treasury Bills, 1.58%, 07/24/08	499,495
50,000	U.S. Treasury Bills, 1.63%, 10/30/08	49,689
50,000	U.S. Treasury Bills, 2.35%, 12/18/08	49,506

Total U.S. Treasury Obligations (Cost $2,048,023)		2,048,021

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.5% (Cost $544,144,448)		559,206,273

Short-Term Investments Held As Collateral For Loaned Securities — 17.5%[5]
Institutional Money Market Trust
98,234,049	Institutional Money Market Trust
(Cost $98,234,049)		98,234,049

Total Investments — 117.0% (Cost $642,378,497)		657,440,322	[6]
Liabilities in Excess of Other Assets — (17.0%)		(95,402,497)

Total Net Assets — 100.0%		$562,037,825

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Security partially or fully on loan.
[5]	See Note 5 in Notes to Financial Statements.
[6]	At June 30, 2008, the market value of securities on loan for the Small Cap Value Fund was $92,161,532.

See accompanying notes.	24	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2008

Shares		Value
Common Stock — 94.0%
Aerospace & Defense — 4.5%
146,300	Goodrich Corp.	$6,943,398
157,400	Moog, Inc. — Class A1	5,861,576

		12,804,974

Computer Services & Software — 3.3%
329,740	Parametric Technology Corp.[1]	5,496,766
161,290	Teradata Corp.[1]	3,732,251

		9,229,017

Consumer Discretionary — 1.0%
245,800	Callaway Golf Co.	2,907,814

Electric, Gas, Water, & Utilities — 5.0%
509,900	CMS Energy Corp.	7,597,510
112,500	Northeast Utilities	2,872,125
141,400	Pepco Holdings, Inc.	3,626,910

		14,096,545

Finance & Insurance — 15.9%
Commercial Banks — 4.5%
66,319	Bank of Hawaii Corp.	3,170,048
746,300	First Horizon National Corp.[2]	5,545,009
97,900	UnionBanCal Corp.	3,957,118

		12,672,175

Insurance Carriers — 3.1%
259,100	Fidelity National Financial, Inc. — Class A	3,264,660
143,000	Protective Life Corp.	5,441,150

		8,705,810

Savings, Credit, & Other Financial Institutions — 8.3%
416,800	Astoria Financial Corp.[2]	8,369,344
183,600	Hudson City Bancorp, Inc.	3,062,448
444,280	People’s United Financial, Inc.	6,930,768
431,900	TFS Financial Corp.[2]	5,005,721

		23,368,281

Total Finance & Insurance		44,746,266

Healthcare — 9.4%
Healthcare-Equipment — 7.4%
76,100	C.R. Bard, Inc.	6,692,995
119,900	Edwards Lifesciences Corp.[1]	7,438,596
32,200	Hologic, Inc.[1]	701,960
163,300	The Cooper Cos., Inc.	6,066,595

		20,900,146

Healthcare-Supplies — 0.7%
28,800	Millipore Corp.[1]	1,954,368

Pharmaceuticals — 1.3%
121,700	BioMarin Pharmaceutical, Inc.[1]	3,526,866

Total Healthcare		26,381,380

Manufacturing — 23.7%
Auto Parts & Equipment — 2.2%
133,533	WABCO Holdings, Inc.	6,203,943

Shares		Value
Manufacturing (continued)
Chemical & Allied Products — 2.5%
202,700	Rockwood Holdings, Inc.[1]	$7,053,959

Containers & Packaging — 3.3%
74,400	Greif, Inc. — Class A2	4,763,832
216,900	Pactiv Corp.[1]	4,604,787

		9,368,619

Diversified Manufacturing Industries — 1.3%
122,600	Carlisle Cos., Inc.	3,555,400

Electronic Components & Equipment — 3.3%
122,100	Amphenol Corp. — Class A	5,479,848
142,600	Avnet, Inc.[1]	3,890,128

		9,369,976

Food & Beverage — 3.6%
142,700	McCormick & Co., Inc.	5,088,682
99,500	Ralcorp Holdings, Inc.[1,2]	4,919,280

		10,007,962

Metal Products — 1.1%
69,200	Carpenter Technology Corp.	3,020,580

Misc. Industrial Machinery & Equipment — 1.8%
96,700	Kaydon Corp.	4,971,347

Misc. Manufacturing Industries — 0.9%
126,400	Oshkosh Corp.[2]	2,615,216

Recreational Vehicles — 0.5%
70,345	Thor Industries, Inc.[2]	1,495,535

Semiconductors — 3.2%
836,040	LSI Corp.[1]	5,133,286
411,100	ON Semiconductor Corp.[1,2]	3,769,787

		8,903,073

Total Manufacturing		66,565,610

Oil & Gas — 14.8%
224,300	Dresser-Rand Group, Inc.[1]	8,770,130
85,100	Equitable Resources, Inc.	5,877,006
66,500	Exterran Holdings, Inc.[1]	4,754,085
125,700	Oneok, Inc.	6,137,931
138,800	Pride International, Inc.[1]	6,563,852
135,700	Questar Corp.	9,640,128

		41,743,132

Real Estate Investment Trusts — 0.5%
97,100	iStar Financial, Inc.[2]	1,282,691

Services — 8.4%
Business Services — 7.3%
95,200	Alliance Data Systems Corp.[1]	5,383,560
85,300	Dun & Bradstreet Corp.	7,475,692
129,800	Manpower, Inc.	7,559,552

		20,418,804

Printing & Publishing — 1.1%
109,100	R.R. Donnelley & Sons Co.	3,239,179

Total Services		23,657,983

See accompanying notes.	25	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2008

Par/Shares		Value
Transportation — 2.1%
123,500	Con-way, Inc.	$5,836,610

Wholesale & Retail Trade — 5.4%
Retail Apparel & Accessory Stores — 2.3%
298,300	Dress Barn, Inc.[1]	3,991,254
158,300	Tween Brands, Inc.[1]	2,605,618

		6,596,872

Specialty Retail Stores — 2.3%
197,400	Dollar Tree, Inc.[1]	6,453,006

Wholesale-Industrial Supplies — 0.8%
53,500	WESCO International, Inc.[1]	2,142,140

Total Wholesale & Retail Trade		15,192,018

Total Common Stock (Cost $268,478,535)		264,444,040

Short-Term Investments — 6.0%
8,452,004	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	8,452,004
8,452,004	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	8,452,004

Total Short-Term Investments (Cost $16,904,008)		16,904,008

U.S. Treasury Obligations — 1.8%
$1,500,000	U.S. Treasury Bills, 1.88%, 07/03/08[2]	1,499,843
1,000,000	U.S. Treasury Bills, 1.99%, 07/10/08[2]	999,503

Par/Shares		Value
U.S. Treasury Obligations (continued)
$150,000	U.S. Treasury Bills, 3.17%, 07/10/08[2]	$149,940
1,000,000	U.S. Treasury Bills, 1.84%, 07/17/08[2]	999,182
1,000,000	U.S. Treasury Bills, 1.58%, 07/24/08	998,991
250,000	U.S. Treasury Bills, 1.50%, 10/02/08[2]	248,812
50,000	U.S. Treasury Bills, 1.70%, 10/30/08	49,689
200,000	U.S. Treasury Bills, 2.35%, 12/18/08	198,024

Total U.S. Treasury Obligations (Cost $5,144,113)		5,143,984

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 101.8% (Cost $290,526,656)		286,492,032

Short-Term Investments Held As Collateral For Loaned Securities — 10.4%[3]
Institutional Money Market Trust
29,142,154	Institutional Money Market Trust
(Cost $29,142,154)		29,142,154

Total Investments — 112.2% (Cost $319,668,810)		315,634,186	[4]
Liabilities in Excess of Other Assets — (12.2%)		(34,196,955)

Total Net Assets — 100.0%		$281,437,231

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	See Note 5 in Notes to Financial Statements.
[4]	At June 30, 2008, the market value of securities on loan for the Small/Mid Cap Value Fund was $27,666,114.

See accompanying notes.	26	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2008

Shares		Value
Common Stock — 94.3%
Advertising — 2.1%
2,014,200	Omnicom Group, Inc.	$90,397,296

Aerospace & Defense — 2.4%
2,167,300	Goodrich Corp.	102,860,058

Computer Services & Software — 6.4%
1,872,000	Computer Sciences Corp.[1]	87,684,480
975,200	Electronic Arts, Inc.[1]	43,328,136
4,886,100	Parametric Technology Corp.[1]	81,451,287
2,473,700	Teradata Corp.[1,2]	57,241,418

		269,705,321

Electric, Gas, Water, & Utilities — 12.8%
1,942,700	Allegheny Energy, Inc.	97,348,697
6,239,104	CMS Energy Corp.[2]	92,962,650
2,986,800	PPL Corp.	156,120,036
2,402,200	Sempra Energy	135,604,190
1,397,300	Wisconsin Energy Corp.[2]	63,185,906

		545,221,479

Finance & Insurance — 12.9%
Asset Management — 4.3%
3,318,600	Invesco Ltd.	79,580,028
2,703,400	The Bank of New York Mellon Corp.	102,269,622

		181,849,650

Commercial Banks — 1.7%
1,805,700	UnionBanCal Corp.	72,986,394

Insurance Carriers — 3.3%
1,644,000	Lincoln National Corp.	74,506,080
2,553,600	Marsh & McLennan Cos., Inc.	67,798,080

		142,304,160

Savings, Credit, & Other Financial Institutions — 3.6%
2,810,600	Hudson City Bancorp, Inc.[2]	46,880,808
6,813,480	People’s United Financial, Inc.[2]	106,290,288

		153,171,096

Total Finance & Insurance		550,311,300

Healthcare — 4.6%
Healthcare-Equipment — 3.8%
1,106,050	C.R. Bard, Inc.	97,277,098
2,915,300	Hologic, Inc.[1,2]	63,553,540

		160,830,638

Healthcare-Supplies — 0.8%
488,100	Millipore Corp.[1,2]	33,122,466

Total Healthcare		193,953,104

Manufacturing — 28.2%
Apparel — 1.4%
2,039,700	Coach, Inc.[1]	58,906,536

Auto Parts & Equipment — 2.0%
1,845,666	WABCO Holdings, Inc.	85,749,642

Shares		Value
Manufacturing (continued)
Chemical & Allied Products — 0.9%
855,184	Rohm & Haas Co.[2]	$39,714,745

Containers & Packaging — 1.7%
3,339,100	Pactiv Corp.[1]	70,889,093

Diversified Manufacturing Industries — 5.2%
1,876,900	Carlisle Cos., Inc.[2]	54,430,100
2,534,900	Ingersoll-Rand Co. Ltd. — Class A	94,881,306
1,483,200	Textron, Inc.	71,089,776

		220,401,182

Electronic Components & Equipment — 4.5%
1,881,100	Amphenol Corp. — Class A	84,423,768
1,697,600	Avnet, Inc.[1]	46,310,528
1,697,600	Tyco Electronics Ltd.	60,808,032

		191,542,328

Food & Beverage — 6.0%
653,540	Brown-Forman Corp. — Class B	49,388,018
2,103,500	Campbell Soup Co.[2]	70,383,110
1,450,000	H.J. Heinz Co.	69,382,500
1,838,000	McCormick & Co., Inc.	65,543,080

		254,696,708

Games & Toys — 1.8%
4,559,300	Mattel, Inc.	78,055,216

Misc. Industrial Machinery & Equipment — 2.2%
947,100	Precision Castparts Corp.	91,272,027

Misc. Manufacturing Industries — 0.8%
1,730,800	Oshkosh Corp.[2]	35,810,252

Semiconductors — 1.7%
11,380,400	LSI Corp.[1]	69,875,656

Total Manufacturing		1,196,913,385

Oil & Gas — 10.5%
1,427,000	BJ Services Co.	45,578,380
529,000	ENSCO International, Inc.	42,711,460
1,784,400	Equitable Resources, Inc.	123,230,664
1,578,600	Oneok, Inc.	77,083,038
2,224,300	Questar Corp.	158,014,272

		446,617,814

Real Estate Investment Trusts — 0.6%
1,865,541	iStar Financial, Inc.[2]	24,643,797

Services — 8.4%
1,365,800	Alliance Data Systems Corp.[1]	77,235,990
1,136,600	Dun & Bradstreet Corp.	99,611,624
1,742,200	Fidelity National Information Services, Inc.	64,304,602
2,014,200	Manpower, Inc.	117,307,008

		358,459,224

See accompanying notes.	27	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2008

Par/Shares		Value
Wholesale & Retail Trade — 5.4%
Retail Department Stores — 1.5%
1,764,700	J. C. Penney Co., Inc.[2]	$64,040,963

Specialty Retail Stores — 2.2%
2,836,200	Dollar Tree, Inc.[1]	92,715,378

Wholesale Miscellaneous — 1.7%
1,829,000	Genuine Parts Co.	72,574,720

Total Wholesale & Retail Trade		229,331,061

Total Common Stock (Cost $3,931,697,489)		4,008,413,839

Exchange Traded Funds — 1.1%
111,000	iShares Dow Jones U.S. Financial Sector Index Fund	7,535,790
156,100	iShares Russell Midcap Index Fund[2]	14,957,502
101,900	Midcap SPDR Trust Series I	15,162,720
112,300	Regional Bank HOLDRs Trust[2]	10,141,813

Total Exchange Traded Funds (Cost $55,169,561)		47,797,825

Short-Term Investments — 2.9%
61,632,872	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	61,632,872
61,632,872	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	61,632,872

Total Short-Term Investments (Cost $123,265,744)		123,265,744

U.S. Treasury Obligations — 1.8%
$2,000,000	U.S. Treasury Bills, 1.44%, 07/03/08[2]	1,999,847
10,000,000	U.S. Treasury Bills, 1.88%, 07/03/08[2]	9,998,956
15,000,000	U.S. Treasury Bills, 1.99%, 07/10/08[2]	14,992,536
2,000,000	U.S. Treasury Bills, 3.17%, 07/10/08[2]	1,999,200

Par/Shares		Value
U.S. Treasury Obligations (continued)
$12,000,000	U.S. Treasury Bills, 1.84%, 07/17/08[2]	$11,990,187
12,000,000	U.S. Treasury Bills, 1.58%, 07/24/08	11,987,887
3,000,000	U.S. Treasury Bills, 1.80%, 08/14/08[2]	2,993,333
2,500,000	U.S. Treasury Bills, 1.86%, 08/21/08[2]	2,494,331
3,500,000	U.S. Treasury Bills, 1.31%, 09/18/08	3,486,228
2,000,000	U.S. Treasury Bills, 1.50%, 10/02/08[2]	1,990,494
5,000,000	U.S. Treasury Bills, 1.70%, 10/30/08	4,968,910
5,000,000	U.S. Treasury Bills, 1.74%, 11/06/08	4,964,940
2,500,000	U.S. Treasury Bills, 1.89%, 11/20/08[2]	2,480,080
2,000,000	U.S. Treasury Bills, 2.24%, 12/18/08	1,980,242

Total U.S. Treasury Obligations (Cost $78,339,094)		78,327,171

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.1% (Cost $4,188,471,888)		4,257,804,579

Short-Term Investments Held As Collateral For Loaned Securities — 6.3%[3]
Institutional Money Market Trust
266,843,490	Institutional Money Market Trust
(Cost $266,843,490)		266,843,490

Total Investments — 106.4% (Cost $4,455,315,378)		4,524,648,069	[4]
Liabilities in Excess of Other Assets — (6.4%)		(272,300,315)

Total Net Assets — 100.0%		$4,252,347,754

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	See Note 5 in Notes to Financial Statements.
[4]	At June 30, 2008, the market value of securities on loan for the Mid Cap Value Fund was $254,540,417.

See accompanying notes.	28	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2008

Shares		Value
Common Stock — 95.8%
Advertising — 2.1%
21,400	Omnicom Group, Inc.	$960,432

Aerospace & Defense — 1.9%
17,800	Goodrich Corp.	844,788

Computer Services & Software — 5.9%
10,300	Electronic Arts, Inc.[1]	457,629
31,900	Oracle Corp.[1]	669,900
55,500	Parametric Technology Corp.[1]	925,185
26,300	Teradata Corp.[1]	608,582

		2,661,296

Consumer Products — 1.5%
11,400	Procter & Gamble Co.	693,234

Electric, Gas, Water, & Utilities — 8.7%
8,500	Exelon Corp.	764,660
31,700	PPL Corp.	1,656,959
26,300	Sempra Energy	1,484,635

		3,906,254

Finance & Insurance — 14.3%
Asset Management — 4.2%
35,200	Invesco Ltd.	844,096
28,800	The Bank of New York Mellon Corp.	1,089,504

		1,933,600

Financial Services — 3.7%
48,000	Citigroup, Inc.	804,480
24,900	JPMorgan Chase & Co.	854,319

		1,658,799

Insurance Carriers — 2.8%
11,400	Lincoln National Corp.	516,648
27,400	Marsh & McLennan Cos., Inc.	727,470

		1,244,118

Savings, Credit, & Other Financial Institutions — 3.6%
31,700	Astoria Financial Corp.	636,536
64,100	People’s United Financial, Inc.	999,960

		1,636,496

Total Finance & Insurance		6,473,013

Healthcare — 13.7%
Healthcare-Equipment — 7.5%
11,700	C.R. Bard, Inc.	1,029,015
16,700	Edwards Lifesciences Corp.[1]	1,036,068
13,300	Stryker Corp.	836,304
8,500	Thermo Fisher Scientific, Inc.[1]	473,705

		3,375,092

Pharmaceuticals — 6.2%
19,600	Merck & Co., Inc.	738,724
15,100	Roche Holding AG, ADR[2]	1,352,054
35,900	Schering-Plough Corp.	706,871

		2,797,649

Total Healthcare		6,172,741

Shares		Value
Manufacturing — 25.0%
Apparel — 2.0%
31,500	Coach, Inc.[1]	$909,720

Auto Parts & Equipment — 2.2%
21,400	WABCO Holdings, Inc.	994,244

Computers & Office Equipment — 1.6%
15,700	Hewlett-Packard Co.	694,097

Diversified Manufacturing Industries — 4.0%
14,600	General Electric Co.	389,674
21,700	Ingersoll-Rand Co. Ltd. — Class A	812,231
12,500	Textron, Inc.	599,125

		1,801,030

Electronic Components & Equipment — 1.4%
18,100	Tyco Electronics Ltd.	648,342

Food & Beverage — 7.2%
22,400	Campbell Soup Co.	749,504
23,000	McCormick & Co., Inc.	820,180
8,300	Nestle SA, ADR[2]	938,730
11,400	PepsiCo, Inc.	724,926

		3,233,340

Games & Toys — 1.1%
29,500	Mattel, Inc.	505,040

Misc. Industrial Machinery & Equipment — 2.1%
10,000	Precision Castparts Corp.	963,700

Semiconductors — 3.4%
31,000	Intel Corp.	665,880
139,300	LSI Corp.[1]	855,302

		1,521,182

Total Manufacturing		11,270,695

Oil & Gas — 9.9%
24,600	Dresser-Rand Group, Inc.[1]	961,860
13,100	Halliburton Co.	695,217
23,500	Questar Corp.	1,669,440
9,200	Range Resources Corp.	602,968
6,400	Total SA, ADR[2]	545,728

		4,475,213

Services — 7.9%
Business Services — 6.4%
14,200	Dun & Bradstreet Corp.	1,244,488
18,500	Fidelity National Information Services, Inc.	682,835
16,800	Manpower, Inc.	978,432

		2,905,755

Telecommunications Services — 1.5%
20,300	AT&T, Inc.	683,907

Total Services		3,589,662

Wholesale & Retail Trade — 4.9%
Retail Apparel & Accessory Stores — 1.1%
29,200	Tween Brands, Inc.[1]	480,632

See accompanying notes.	29	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2008

Shares		Value
Wholesale & Retail Trade (continued)
Retail Department Stores — 1.7%
20,900	J. C. Penney Co., Inc.	$758,461

Specialty Retail Stores — 1.5%
17,100	CVS Caremark Corp.	676,647

Wholesale Miscellaneous — 0.6%
7,300	Genuine Parts Co.	289,664

Total Wholesale & Retail Trade		2,205,404

Total Common Stock (Cost $42,711,136)		43,252,732

Short-Term Investments — 2.9%
655,502	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	655,502
655,502	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	655,502

Total Short-Term Investments (Cost $1,311,004)		1,311,004

Par		Value
U.S. Treasury Obligations — 1.8%
$150,000	U.S. Treasury Bills, 1.88%, 07/03/08	$149,984
250,000	U.S. Treasury Bills, 1.99%, 07/10/08	249,876
200,000	U.S. Treasury Bills, 1.84%, 07/17/08	199,836
150,000	U.S. Treasury Bills, 1.58%, 07/24/08	149,849
50,000	U.S. Treasury Bills, 2.35%, 12/18/08	49,506

Total U.S. Treasury Obligations (Cost $799,016)		799,051

Total Investments — 100.5% (Cost $44,821,156)		45,362,787
Liabilities in Excess of Other Assets — (0.5%)		(225,544)

Total Net Assets — 100.0%		$45,137,243

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt

See accompanying notes.	30	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2008

Shares		Value
Common Stock — 95.8%
Advertising — 1.0%
1,800	Omnicom Group, Inc.	$80,784

Aerospace & Defense — 2.6%
4,400	Goodrich Corp.	208,824

Computer Services & Software — 4.0%
12,000	Parametric Technology Corp.[1]	200,040
5,400	Teradata Corp.[1]	124,956

		324,996

Electric, Gas, Water, & Utilities — 5.9%
4,400	PPL Corp.	229,988
4,500	Sempra Energy	254,025

		484,013

Finance & Insurance — 15.7%
Asset Management — 4.2%
5,900	Invesco Ltd.	141,482
5,300	The Bank of New York Mellon Corp.	200,499

		341,981

Commercial Banks — 2.4%
26,800	First Horizon National Corp.	199,124

Financial Services — 1.8%
8,500	Citigroup, Inc.	142,460

Insurance Carriers — 1.8%
3,300	Lincoln National Corp.	149,556

Savings, Credit, & Other Financial Institutions — 5.5%
11,300	Astoria Financial Corp.	226,904
13,950	People’s United Financial, Inc.	217,620

		444,524

Total Finance & Insurance		1,277,645

Healthcare — 10.4%
Healthcare-Equipment — 7.3%
2,100	C.R. Bard, Inc.	184,695
3,800	Edwards Lifesciences Corp.[1]	235,752
4,700	The Cooper Cos., Inc.	174,605

		595,052

Pharmaceuticals — 3.1%
2,800	Roche Holding AG, ADR[2]	250,712

Total Healthcare		845,764

Manufacturing — 32.1%
Apparel — 1.4%
4,000	Coach, Inc.[1]	115,520

Auto Parts & Equipment — 2.1%
3,700	WABCO Holdings, Inc.	171,902

Chemical & Allied Products — 3.1%
7,200	Rockwood Holdings, Inc.[1]	250,560

Computers & Office Equipment — 1.0%
1,800	Hewlett-Packard Co.	79,578

Shares		Value
Manufacturing (continued)
Diversified Manufacturing Industries — 7.4%
10,200	Barnes Group, Inc.	$235,518
6,700	Ingersoll-Rand Co. Ltd. — Class A	250,781
2,500	Textron, Inc.	119,825

		606,124

Food & Beverage — 8.4%
6,600	Campbell Soup Co.	220,836
3,700	McCormick & Co., Inc.	131,942
1,500	Nestle SA, ADR[2]	169,650
3,200	Ralcorp Holdings, Inc.[1]	158,208

		680,636

Misc. Industrial Machinery & Equipment — 3.6%
2,200	Kaydon Corp.	113,102
1,900	Precision Castparts Corp.	183,103

		296,205

Semiconductors — 3.6%
4,500	Intel Corp.	96,660
31,400	LSI Corp.[1]	192,796

		289,456

Telecommunications Equipment — 1.5%
14,200	Arris Group, Inc.[1]	119,990

Total Manufacturing		2,609,971

Oil & Gas — 12.3%
4,100	Dresser-Rand Group, Inc.[1]	160,310
3,100	Halliburton Co.	164,517
4,100	Oneok, Inc.	200,203
4,100	Questar Corp.	291,264
2,800	Range Resources Corp.	183,512

		999,806

Real Estate Investment Trusts — 1.7%
7,600	DuPont Fabros Technology, Inc.	141,664

Services — 3.1%
4,300	Manpower, Inc.	250,432

Wholesale & Retail Trade — 7.0%
Retail Apparel & Accessory Stores — 2.8%
11,200	Dress Barn, Inc.[1]	149,856
4,700	Tween Brands, Inc.[1]	77,362

		227,218

Specialty Retail Stores — 2.2%
5,400	Dollar Tree, Inc.[1]	176,526

Wholesale Miscellaneous — 2.0%
22,700	Brightpoint, Inc.[1]	165,710

Total Wholesale & Retail Trade		569,454

Total Common Stock (Cost $8,069,537)		7,793,353

See accompanying notes.	31	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2008

Shares		Value
Short-Term Investments — 3.0%
123,740	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	$123,740
123,739	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	123,739

Total Short-Term Investments (Cost $247,479)		247,479

Total Investments — 98.8% (Cost $8,317,016)		8,040,832
Other Assets and Liabilities — 1.2%		98,055

Total Net Assets — 100.0%		$8,138,887

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt

See accompanying notes.	32	CRM Funds

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2008

Shares		Value
Long Positions — 125.2%
Common Stock — 119.2%
Advertising — 2.5%
5,550	Omnicom Group, Inc.[4]	$249,084

Aerospace & Defense — 2.0%
4,200	Goodrich Corp.	199,332

Computer Services & Software — 7.9%
6,450	CA, Inc.[4]	148,930
2,700	Electronic Arts, Inc.[1]	119,961
6,800	Oracle Corp.[1]	142,800
13,300	Parametric Technology Corp.[1,4]	221,711
6,100	Teradata Corp.[1,4]	141,154

		774,556

Consumer Products — 1.5%
2,350	Procter & Gamble Co.[4]	142,904

Electric, Gas, Water, & Utilities — 12.0%
15,900	CMS Energy Corp.[4]	236,910
2,050	Exelon Corp.[4]	184,418
8,650	PPL Corp.[4]	452,136
5,300	Sempra Energy[4]	299,185

		1,172,649

Finance & Insurance — 16.1%
Asset Management — 4.7%
7,650	Invesco Ltd.[4]	183,447
7,300	The Bank of New York Mellon Corp.[4]	276,159

		459,606

Financial Services — 4.0%
12,000	Citigroup, Inc.[4]	201,120
5,650	JPMorgan Chase & Co.[4]	193,852

		394,972

Insurance Carriers — 3.0%
3,100	Lincoln National Corp.[4]	140,492
5,750	Marsh & McLennan Cos., Inc.[4]	152,662

		293,154

Savings, Credit, & Other Financial Institutions — 4.4%
8,850	Astoria Financial Corp.[4]	177,708
15,900	People’s United Financial, Inc.[4]	248,040

		425,748

Total Finance & Insurance		1,573,480

Healthcare — 18.7%
Healthcare-Equipment — 10.7%
2,500	C.R. Bard, Inc.[4]	219,875
4,600	Edwards Lifesciences Corp.[1,4]	285,384
3,150	Stryker Corp.[4]	198,072
6,050	The Cooper Cos., Inc.[4]	224,758
2,050	Thermo Fisher Scientific, Inc.[1,4]	114,247

		1,042,336

Pharmaceuticals — 8.0%
1,450	Genentech, Inc.[1,4]	110,055
4,800	Merck & Co., Inc.[4]	180,912

Shares		Value
Healthcare (continued)
Pharmaceuticals (continued)
3,500	Roche Holding AG, ADR[2,4]	$313,390
9,200	Schering Plough Corp.[4]	181,148

		785,505

Total Healthcare		1,827,841

Manufacturing — 28.7%
Apparel — 2.2%
7,400	Coach, Inc.[1,4]	213,712

Auto Parts & Equipment — 2.6%
5,400	WABCO Holdings, Inc.[4]	250,884

Computers & Office Equipment — 1.5%
3,300	Hewlett-Packard Co.	145,893

Diversified Manufacturing Industries — 4.2%
3,600	General Electric Co.[4]	96,084
4,000	Ingersoll-Rand Co. Ltd. — Class A4	149,720
3,550	Textron, Inc.[4]	170,152

		415,956

Electronic Components & Equipment — 1.7%
4,800	Tyco Electronics Ltd.[4]	171,936

Food & Beverage — 9.6%
3,100	Cadbury PLC, ADR[2,4]	155,992
5,050	Campbell Soup Co.[4]	168,973
5,400	McCormick & Co., Inc.[4]	192,564
1,800	Nestle SA, ADR[2]	203,580
3,400	PepsiCo, Inc.[4]	216,206

		937,315

Games & Toys — 1.4%
8,000	Mattel, Inc.[4]	136,960

Misc. Industrial Machinery & Equipment — 2.2%
2,250	Precision Castparts Corp.	216,831

Semiconductors — 3.3%
6,550	Intel Corp.[4]	140,694
29,550	LSI Corp.[1]	181,437

		322,131

Total Manufacturing		2,811,618

Oil & Gas — 15.2%
5,750	Dresser-Rand Group, Inc.[1,4]	224,825
2,650	Equitable Resources, Inc.[4]	183,009
3,350	Halliburton Co.[4]	177,784
3,000	Oneok, Inc.	146,490
6,150	Questar Corp.[4]	436,896
2,300	Range Resources Corp.	150,742
1,950	Total SA, ADR[2,4]	166,277

		1,486,023

Services — 8.4%
Business Services — 6.9%
3,450	Dun & Bradstreet Corp.[4]	302,358
3,900	Fidelity National Information Services, Inc.	143,949
4,000	Manpower, Inc.	232,960

		679,267

See accompanying notes.	33	CRM Funds

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2008

Shares		Value
Services (continued)
Telecommunications Services — 1.5%
4,300	AT&T, Inc.[4]	$144,867

Total Services		824,134

Wholesale & Retail Trade — 6.2%
Retail Apparel & Accessory Stores — 0.8%
4,850	Tween Brands, Inc.[1,4]	79,831

Retail Department Stores — 1.6%
4,400	J. C. Penney Co., Inc.	159,676

Specialty Retail Stores — 2.9%
4,400	CVS Caremark Corp.	174,108
3,200	Dollar Tree, Inc.[1,4]	104,608

		278,716

Wholesale Miscellaneous — 0.9%
2,150	Genuine Parts Co.	85,312

Total Wholesale & Retail Trade		603,535

Total Common Stock (Cost $11,859,290)		11,665,156

Short-Term Investments — 6.0%
293,569	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	293,569
293,569	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	293,569

Total Short-Term Investments (Cost $587,138)		587,138

Total Long Positions (Cost $12,446,428)		12,252,294

Securities Sold Short — (25.4%)
Common Stock Sold Short — (21.8%)
Computer Services & Software — (1.8%)
(1,350)	Dassault Systemes SA, ADR[2]	(82,080)
(1,300)	Metavante Technologies, Inc.[1]	(29,406)
(1,150)	SAP AG, ADR[2]	(59,927)

		(171,413)

Consumer Discretionary — (0.4%)
(1,750)	P.F. Chang’s China Bistro, Inc.[1]	(39,095)

Consumer Products — (0.7%)
(700)	The Clorox Co.	(36,540)
(500)	The Estee Lauder Cos., Inc. — Class A	(23,225)
(200)	Whirlpool Corp.	(12,346)

		(72,111)

Electric, Gas, Water, & Utilities — (2.0%)
(4,200)	Duke Energy Corp.	(72,996)
(2,000)	Hawaiian Electric Industries, Inc.	(49,460)
(2,150)	Southern Co.	(75,078)

		(197,534)

Finance & Insurance — (1.8%)
Asset Management — (0.7%)
(2,450)	Cohen & Steers, Inc.	(63,627)

Shares		Value
Finance & Insurance (continued)
Commercial Banks — (0.7%)
(2,250)	Marshall & Ilsley Corp.	$(34,492)
(700)	Westamerica Bancorp	(36,813)

		(71,305)

State & National Banks — (0.4%)
(1,550)	Bank of America Corp.	(36,998)

Total Finance & Insurance		(171,930)

Healthcare — (5.4%)
Healthcare - Equipment — (1.9%)
(4,950)	Advanced Medical Optics, Inc.[1]	(92,763)
(3,500)	Hill-Rom Holdings, Inc.	(94,430)

		(187,193)

Pharmaceuticals — (3.5%)
(3,350)	Alpharma, Inc. — Class A1	(75,476)
(3,400)	Amylin Pharmaceuticals, Inc.[1]	(86,326)
(900)	Biogen Idec, Inc.[1]	(50,301)
(1,050)	Eli Lilly & Co.	(48,468)
(1,150)	ImClone Systems, Inc.[1]	(46,529)
(700)	Shire PLC, ADR[2,3]	(34,391)

		(341,491)

Total Healthcare		(528,684)

Manufacturing — (5.9%)
Auto Parts & Equipment — (0.5%)
(800)	Magna International, Inc. — Class A	(47,392)

Automobile Manufacturers — (0.2%)
(500)	PACCAR, Inc.	(20,915)

Building Materials & Components — (0.3%)
(250)	Martin Marietta Materials, Inc.	(25,898)

Chemical & Allied Products — (0.8%)
(2,200)	RPM International, Inc.	(45,320)
(1,850)	Valspar Corp.	(34,984)

		(80,304)

Computers & Office Equipment — (1.2%)
(2,750)	Logitech International SA1	(73,700)
(1,850)	NCR Corp.[1]	(46,620)

		(120,320)

Diversified Manufacturing Industries — (1.0%)
(1,350)	Leggett & Platt, Inc.	(22,639)
(2,150)	Pentair, Inc.	(75,293)

		(97,932)

Electronic Components & Equipment — (0.5%)
(1,850)	Molex, Inc.	(45,158)

Food & Beverage — (0.4%)
(1,250)	The Hershey Co.	(40,975)

Hand Held Tools — (0.4%)
(700)	Black & Decker Corp.	(40,257)

See accompanying notes.	34	CRM Funds

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2008

Shares		Value
Manufacturing (continued)
Semiconductors — (0.6%)
(4,300)	Advanced Micro Devices, Inc.[1]	$(25,069)
(3,500)	Aixtron AG ADR[2]	(36,015)

		(61,084)

Total Manufacturing		(580,235)

Oil & Gas — (0.8%)
(1,200)	Newfield Exploration Co.[1]	(78,300)

Real Estate Investment Trusts — (0.5%)
(800)	Regency Centers Corp.	(47,296)

Services — (0.8%)
(1,550)	Kelly Services, Inc. — Class A	(29,962)
(2,050)	Robert Half International, Inc.	(49,138)

		(79,100)

Wholesale & Retail Trade — (1.7%)
Retail Apparel & Accessory Stores — (0.4%)
(2,650)	The Gap, Inc.	(44,176)

Retail Grocery Stores — (0.5%)
(1,550)	SUPERVALU, Inc.	(47,879)

Wholesale Miscellaneous — (0.8%)
(1,650)	Owens & Minor, Inc.	(75,389)

Total Wholesale & Retail Trade		(167,444)

Total Common Stock Sold Short (Proceeds $2,262,666)		(2,133,142)

Shares		Value
Exchange Traded Funds Sold Short — (3.6%)
(1,150)	iShares Cohen & Steers Realty Majors Index Fund	$(86,411)
(2,250)	KBW Bank	(64,462)
(200)	Oil Service HOLDRs Trust	(44,402)
(1,350)	United States Oil Fund LP1	(153,441)

Total Exchange Traded Funds Sold Short (Proceeds $288,691)		(348,716)

Total Securities Sold Short (Proceeds $2,551,357)		(2,481,858)

Other Assets in Excess of Liabilities — 0.2%		19,935

Total Net Assets — 100.0%		$9,790,371

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

See accompanying notes.	35	CRM Funds

CRM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2008

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund	130/30 Value Fund
ASSETS:
Investments
Investments, at cost	$642,378,497	$319,668,810	$4,455,315,378	$44,821,156	$8,317,016	$12,446,428
Net unrealized appreciation (depreciation)	15,061,825	(4,034,624)	69,332,691	541,631	(276,184)	(194,134)

Total investments, at value	657,440,322	315,634,186	4,524,648,069	45,362,787	8,040,832	12,252,294
Deposits with brokers for securities sold short	—	—	—	—	—	126,935
Receivable for Fund shares sold	421,659	1,769,501	5,188,448	439	372	—
Receivable for securities sold	6,465,091	4,643,914	17,346,408	2,073,552	127,431	492,456
Receivable from adviser	—	—	—	—	—	21,938
Dividends and interest receivable	934,149	293,344	5,980,860	48,418	11,243	13,819
Other assets	15,314	13,125	61,113	7,625	7,046	—

Total assets	665,276,535	322,354,070	4,553,224,898	47,492,821	8,186,924	12,907,442

LIABILITIES:
Proceeds from securities sold short	—	—	—	—	—	2,551,357
Net unrealized appreciation	—	—	—	—	—	(69,499)

Total securities sold short, at value	—	—	—	—	—	2,481,858
Obligation to return securities lending collateral	98,234,049	29,142,154	266,843,490	—	—	—
Payable for Fund shares redeemed	395,962	299,967	10,212,514	604,001	—	—
Payable for securities purchased	4,125,526	11,245,590	20,426,704	1,693,251	29,665	609,147
Payable for dividends on securities sold short	—	—	—	—	—	3,921
Interest payable	—	—	—	—	—	5,430
Accrued management fee	372,370	173,361	2,513,816	37,158	7,161	2,032
Other accrued expenses	110,803	55,767	880,620	21,168	11,211	14,683

Total liabilities	103,238,710	40,916,839	300,877,144	2,355,578	48,037	3,117,071

NET ASSETS	$562,037,825	$281,437,231	$4,252,347,754	$45,137,243	$8,138,887	$9,790,371

COMPONENTS OF NET ASSETS
Paid-in capital	$575,497,413	$293,112,450	$4,242,812,810	$46,784,829	$8,841,187	$10,316,813
Undistributed (distributions in excess of) net investment income	(1,504)	515,939	17,801,753	131,381	8,769	—
Accumulated net realized loss on investments	(28,519,909)	(8,156,534)	(77,599,500)	(2,320,598)	(434,885)	(401,807)
Net unrealized appreciation (depreciation) of investments	15,061,825	(4,034,624)	69,332,691	541,631	(276,184)	(124,635)

NET ASSETS	$562,037,825	$281,437,231	$4,252,347,754	$45,137,243	$8,138,887	$9,790,371

NET ASSETS BY SHARE CLASS
Investor Shares	$168,055,072	$84,200,687	$1,603,987,345	$21,545,362	$5,714,274	$3,836,699
Institutional Shares	393,982,753	197,236,544	2,648,360,409	23,566,775	2,399,879	5,953,672
Advisor Shares	—	—	—	25,106	24,734	—

NET ASSETS	$562,037,825	$281,437,231	$4,252,347,754	$45,137,243	$8,138,887	$9,790,371

SHARES OF BENEFICIAL INTEREST OUTSTANDING ($0.01 par value, unlimited authorized shares)
Investor Shares	8,936,789	6,487,482	60,065,331	2,040,949	593,811	418,399
Institutional Shares	19,916,407	15,086,016	97,519,776	2,226,009	248,841	648,425
Advisor Shares	—	—	—	2,373	2,563	—
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)
Investor Shares	$18.80	$12.98	$26.70	$10.56	$9.62	$9.17
Institutional Shares	$19.78	$13.07	$27.16	$10.59	$9.64	$9.18
Advisor Shares	$—	$—	$—	$10.58	$9.65	$—

See accompanying notes.	36	CRM Funds

CRM FUNDS

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2008

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund	130/30 Value Fund[1]
INVESTMENT INCOME
Dividends	$8,398,050	$2,351,875	$70,748,263	$853,148	$130,195	$105,429
Interest	16,824	55,445	2,757,113	24,539	15	13,449
Securities lending income	492,210	107,866	1,748,752	—	—	—
Foreign tax withheld	—	(309)	(25,206)	(12,713)	(1,518)	(2,584)

Total investment income	8,907,084	2,514,877	75,228,922	864,974	128,692	116,294

EXPENSES
Investment advisory fees	5,065,758	1,227,335	29,876,172	379,692	76,399	56,166
Administration and accounting fees	302,078	102,606	1,293,518	91,190	69,825	25,405
Custody fees	60,350	27,847	283,155	12,973	5,148	18,160
Transfer Agent fees	136,450	121,513	1,907,653	83,906	79,311	25,918
Shareholder reports	59,751	13,582	493,926	15,585	7,267	13,948
Shareholder services — Investor Shares	495,339	174,651	4,153,726	60,047	13,006	3,932
Trustee fees and expenses	40,893	6,516	236,866	2,796	389	118
Compliance services	9,587	2,293	62,216	724	114	65
Distribution fees — Advisor Shares	—	49	—	135	133	—
Registration fees	58,454	66,115	84,220	39,527	40,841	11,327
Professional fees	47,959	41,518	122,780	39,236	18,320	17,511
Dividend expense on securities sold short	—	—	—	—	—	21,938
Miscellaneous	24,300	6,221	155,684	3,244	1,607	1,068

Total expenses excluding interest expense	6,300,919	1,790,246	38,669,916	729,055	312,360	195,556
Interest expense	—	—	—	—	—	37,776

Total expenses	6,300,919	1,790,246	38,669,916	729,055	312,360	233,332
Distribution fees waived — Advisor Shares	—	(49)	—	(135)	(133)	—
Expenses waived/reimbursed	—	—	—	(86,698)	(198,696)	(112,991)

Net expenses	6,300,919	1,790,197	38,669,916	642,222	113,531	120,341

NET INVESTMENT INCOME (LOSS)	2,606,165	724,680	36,559,006	222,752	15,161	(4,047)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	1,317,313	(4,978,653)	79,074,042	(1,133,660)	(355,492)	(386,619)
Short sales	—	—	—	—	—	(11,925)
Net change in unrealized appreciation (depreciation) on:
Investments	(146,769,813)	(19,753,886)	(595,964,943)	(4,920,305)	(943,492)	(194,134)
Short sales	—	—	—	—	—	69,499

Net realized and unrealized loss on investments	(145,452,500)	(24,732,539)	(516,890,901)	(6,053,965)	(1,298,984)	(523,179)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(142,846,335)	$(24,007,859)	$(480,331,895)	$(5,831,213)	$(1,283,823)	$(527,226)

[1]	For the period December 31, 2007 (commencement of operations) through June 30, 2008.

See accompanying notes.	37	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Small Cap Value Fund
	Year Ended June 30, 2008	Year Ended June 30, 2007
NET ASSETS — BEGINNING OF YEAR	$862,239,526	$824,056,732

OPERATIONS
Net investment income	2,606,165	652,785
Net realized gain from investments	1,317,313	76,586,210
Net change in unrealized appreciation (depreciation) of investments	(146,769,813)	82,203,575

Net increase (decrease) in net assets resulting from operations	(142,846,335)	159,442,570

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Investor Shares	(425,163)	(328,508)
Net investment income — Institutional Shares	(2,260,594)	(2,009,430)
Net realized gains on investments — Investor Shares	(31,040,187)	(37,871,242)
Net realized gains on investments — Institutional Shares	(70,265,013)	(71,161,229)

Total distributions to shareholders	(103,990,957)	(111,370,409)

CAPITAL SHARE TRANSACTIONS
Sale of shares — Investor Shares	18,343,367	24,882,160
Sale of shares — Institutional Shares	75,572,559	101,612,377
Reinvestment of distributions — Investor Shares	29,570,994	36,397,997
Reinvestment of distributions — Institutional Shares	69,694,207	66,916,599
Redemption of shares — Investor Shares	(51,192,092)	(123,509,191)
Redemption of shares — Institutional Shares	(195,353,444)	(116,189,309)

Net decrease from capital share transactions	(53,364,409)	(9,889,367)

Total increase (decrease) in net assets	(300,201,701)	38,182,794

NET ASSETS — END OF YEAR	$562,037,825	$862,239,526

Distributions in excess of net investment income	$(1,504)	$—

See accompanying notes.	38	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Small/Mid Cap Value Fund
	Year Ended June 30, 2008	Year Ended June 30, 2007
NET ASSETS — BEGINNING OF YEAR	$91,176,847	$61,402,626

OPERATIONS
Net investment income (loss)	724,680	(193,499)
Net realized gain (loss) from investments	(4,978,653)	6,990,114
Net change in unrealized appreciation (depreciation) on investments	(19,753,886)	11,643,885

Net increase (decrease) in net assets resulting from operations	(24,007,859)	18,440,500

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Investor Shares	(58,869)	—
Net investment income — Institutional Shares	(149,820)	—
Net realized gains on investments — Investor Shares	(4,495,166)	(1,739,914)
Net realized gains on investments — Institutional Shares	(4,399,434)	(2,058,676)
Net realized gains on investments — Advisor Shares[1]	—	(1,513)

Total distributions to shareholders	(9,103,289)	(3,800,103)

CAPITAL SHARE TRANSACTIONS
Sale of shares — Investor Shares	107,073,970	7,031,804
Sale of shares — Institutional Shares	179,391,978	20,070,708
Sale of shares — Advisor Shares[1]	—	25,000
Reinvestment of distributions — Investor Shares	4,319,158	1,727,558
Reinvestment of distributions — Institutional Shares	4,415,926	2,009,285
Reinvestment of distributions — Advisor Shares[1]	—	1,513
Redemption of shares — Investor Shares	(51,016,734)	(3,754,075)
Redemption of shares — Institutional Shares	(20,783,222)	(11,977,969)
Redemption of shares — Advisor Shares[1]	(29,544)	—

Net increase from capital share transactions	223,371,532	15,133,824

Total increase in net assets	190,260,384	29,774,221

NET ASSETS — END OF YEAR	$281,437,231	$91,176,847

Undistributed net investment income	$515,939	$—

[1]	Advisor Shares liquidated effective October 26, 2007. See Note 1 in Notes to Financial Statements.

See accompanying notes.	39	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Mid Cap Value Fund
	Year Ended June 30, 2008	Year Ended June 30, 2007
NET ASSETS — BEGINNING OF YEAR	$4,330,435,238	$2,905,546,604

OPERATIONS
Net investment income	36,559,006	21,782,050
Net realized gain from investments	79,074,042	285,948,589
Net change in unrealized appreciation (depreciation) on investments	(595,964,943)	497,015,763

Net increase (decrease) in net assets resulting from operations	(480,331,895)	804,746,402

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Investor Shares	(9,062,391)	(5,989,695)
Net investment income — Institutional Shares	(20,522,171)	(12,715,879)
Net realized gains on investments — Investor Shares	(159,195,635)	(73,349,511)
Net realized gains on investments — Institutional Shares	(261,687,907)	(107,945,459)

Total distributions to shareholders	(450,468,104)	(200,000,544)

CAPITAL SHARE TRANSACTIONS
Sale of shares — Investor Shares	559,768,167	536,828,021
Sale of shares — Institutional Shares	981,493,267	752,256,539
Reinvestment of distributions — Investor Shares	161,236,347	74,564,471
Reinvestment of distributions — Institutional Shares	243,261,432	105,327,853
Redemption of shares — Investor Shares	(474,587,565)	(271,937,479)
Redemption of shares — Institutional Shares	(618,459,133)	(376,896,629)

Net increase from capital share transactions	852,712,515	820,142,776

Total increase (decrease) in net assets	(78,087,484)	1,424,888,634

NET ASSETS — END OF YEAR	$4,252,347,754	$4,330,435,238

Undistributed net investment income	$17,801,753	$10,845,673

See accompanying notes.	40	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Opportunity Fund
	Year Ended June 30, 2008	Year Ended June 30, 2007
NET ASSETS — BEGINNING OF YEAR	$52,468,582	$10,122,336

OPERATIONS
Net investment income	222,752	102,691
Net realized gain (loss) from investments	(1,133,660)	2,123,050
Net change in unrealized appreciation (depreciation) on investments	(4,920,305)	5,546,214

Net increase (decrease) in net assets resulting from operations	(5,831,213)	7,771,955

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Investor Shares	(41,910)	(14,354)
Net investment income — Institutional Shares	(117,454)	(26,844)
Net investment income — Advisor Shares	(114)	(18)
Net realized gains on investments — Investor Shares	(1,434,016)	(166,539)
Net realized gains on investments — Institutional Shares	(1,673,720)	(118,422)
Net realized gains on investments — Advisor Shares	(1,615)	(187)

Total distributions to shareholders	(3,268,829)	(326,364)

CAPITAL SHARE TRANSACTIONS
Sale of shares — Investor Shares	2,555,422	21,904,101
Sale of shares — Institutional Shares	6,392,422	15,513,875
Sale of shares — Advisor Shares	—	25,000
Reinvestment of distributions — Investor Shares	1,440,811	175,907
Reinvestment of distributions — Institutional Shares	1,766,698	139,088
Reinvestment of distributions — Advisor Shares	1,729	205
Redemption of shares — Investor Shares	(4,012,804)	(2,563,599)
Redemption of shares — Institutional Shares	(6,375,575)	(293,922)
Redemption of shares — Advisor Shares	—	—

Net increase from capital share transactions	1,768,703	34,900,655

Total increase (decrease) in net assets	(7,331,339)	42,346,246

NET ASSETS — END OF YEAR	$45,137,243	$52,468,582

Undistributed net investment income	$131,381	$68,156

See accompanying notes.	41	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	All Cap Value Fund
	Year Ended June 30, 2008	For the Period October 24, 2006[1] through June 30, 2007
NET ASSETS — BEGINNING OF PERIOD	$6,858,424	$—

OPERATIONS
Net investment income	15,161	391
Net realized gain (loss) from investments	(355,492)	117,516
Net change in unrealized appreciation (depreciation) on investments	(943,492)	667,308

Net increase (decrease) in net assets resulting from operations	(1,283,823)	785,215

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Investor Shares	(361)	(4,994)
Net investment income — Institutional Shares	(5,959)	(3,826)
Net investment income — Advisor Shares	(51)	(19)
Net realized gains on investments — Investor Shares	(118,634)	(2,253)
Net realized gains on investments — Institutional Shares	(65,677)	(1,343)
Net realized gains on investments — Advisor Shares	(560)	(15)

Total distributions to shareholders	(191,242)	(12,450)

CAPITAL SHARE TRANSACTIONS
Sale of shares — Investor Shares	2,612,956	4,627,850
Sale of shares — Institutional Shares	1,056,069	2,255,126
Sale of shares — Advisor Shares	—	25,000
Reinvestment of distributions — Investor Shares	117,958	7,233
Reinvestment of distributions — Institutional Shares	53,573	5,169
Reinvestment of distributions — Advisor Shares	611	34
Redemption of shares — Investor Shares	(356,895)	(780,930)
Redemption of shares — Institutional Shares	(728,744)	(53,823)
Redemption of shares — Advisor Shares	—	—

Net increase from capital share transactions	2,755,528	6,085,659

Total increase in net assets	1,280,463	6,858,424

NET ASSETS — END OF PERIOD	$8,138,887	$6,858,424

Undistributed net investment income	$8,769	$—

[1]	Commencement of operations.

See accompanying notes.	42	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

130/30 Value Fund
For the Period December 31, 2007[1] through June 30, 2008
NET ASSETS — BEGINNING OF PERIOD	$—

OPERATIONS
Net investment loss	(4,047)
Net realized loss in from investments	(398,544)
Net change in unrealized appreciation (depreciation) on investments	(124,635)

Net decrease in net assets resulting from operations	(527,226)

CAPITAL SHARE TRANSACTIONS
Sale of shares — Investor Shares	4,157,597
Sale of shares — Institutional Shares	6,813,600
Redemption of shares — Investor Shares	(145,811)
Redemption of shares — Institutional Shares	(507,789)

Net increase from capital share transactions	10,317,597

Total increase in net assets	9,790,371

NET ASSETS — END OF PERIOD	$9,790,371

Undistributed net investment income	$—

[1]	Commencement of operations.

See accompanying notes.	43	CRM Funds

CRM FUNDS

STATEMENT OF CASH FLOWS

130/30 Value Fund
For the Period December 31, 2007[1] through June 30, 2008

Cash flows provided from (used in) operating activities:
Net decrease in net assets resulting from operations	$(527,226)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(34,870,038)
Proceeds from disposition of long-term portfolio investments	22,036,991
Net purchases of short-term portfolio investments	(5,185,420)
Net proceeds from short sales	7,724,852
Net realized loss on investments	398,544
Net unrealized depreciation on investments	124,635
Increase in deposits with brokers for securities sold short	(126,935)
Increase in receivable for securities sold	(492,456)
Increase in receivable from adviser	(21,938)
Increase in dividends and interest receivable	(13,819)
Increase in payable for securities purchased	609,147
Increase in accrued expenses	26,066

Net cash used in operating activities	(10,317,597)

Cash flows from financing activities:
Net proceeds from fund share activity	10,317,597

Net cash provided by financing activities	10,317,597

Net increase in cash	—
Cash at beginning of period	—

Cash at end of period	$—

[1]	Commencement of operations.
[2]	Interest paid for the period ended June 30, 2008 was $32,346.

See accompanying notes.	44	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	Small Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2008	2007	2006[1]	2005[1]		2004[1]
Net Asset Value — Beginning of Year	$27.78	$26.56	$26.41	$26.34		$19.77

Investment operations:
Net investment income (loss)[2]	0.05	(0.02)	(0.06)	(0.10)		(0.14)
Net realized and unrealized gain (loss) on investments	(5.10)	5.06	3.73	2.53		6.71

Total from investment operations	(5.05)	5.04	3.67	2.43		6.57

Distributions to shareholders:
From net investment income	(0.05)	(0.03)	—	—		—
From net realized gains on investments	(3.88)	(3.79)	(3.52)	(2.36)		—

Total distributions to shareholders	(3.93)	(3.82)	(3.52)	(2.36)		—

Net Asset Value — End of Year	$18.80	$27.78	$26.56	$26.41		$26.34

Total Return	(18.71)%	20.47%	14.27%	9.46%		33.23%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.11%	1.12%	1.14%	1.22%	[3]	1.22%	[3]
Net investment income (loss)	0.20%	(0.08%)	(0.23%)	(0.40%)	[3]	(0.58%)	[3]
Portfolio turnover rate	79%	84%	80%	84%	[3]	77%	[3]
Net Assets at the end of year (000’s omitted)	$168,055	$245,746	$294,362	$273,817		$282,119

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	45	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2008	2007	2006[1]	2005[1]		2004[1]
Net Asset Value — Beginning of Year	$29.00	$27.58	$27.23	$27.03		$20.24

Investment operations:
Net investment income (loss)[2]	0.11	0.04	0.01	(0.04)		(0.08)
Net realized and unrealized gain (loss) on investments	(5.33)	5.28	3.86	2.60		6.87

Total from investment operations	(5.22)	5.32	3.87	2.56		6.79

Distributions to shareholders:
From net investment income	(0.12)	(0.11)	—	—		—
From net realized gains on investments	(3.88)	(3.79)	(3.52)	(2.36)		—

Total distributions to shareholders	(4.00)	(3.90)	(3.52)	(2.36)		—

Net Asset Value — End of Year	$19.78	$29.00	$27.58	$27.23		$27.03

Total Return	(18.50)%	20.75%	14.60%	9.71%		33.55%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.86%	0.87%	0.89%	0.97%	[3]	0.97%	[3]
Net investment income (loss)	0.46%	0.16%	0.02%	(0.15)%	[3]	(0.32)%	[3]
Portfolio turnover rate	79%	84%	80%	84%	[3]	77%	[3]
Net Assets at the end of year (000’s omitted)	$393,983	$616,494	$529,694	$458,596		$361,660

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	46	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund — Investor Shares
	For the Year Ended June 30,			For the Period September 1, 2004[1] through June 30, 2005[2]
	2008	2007	2006[2]
Net Asset Value — Beginning of Period	$15.87	$13.00	$11.57	$10.00

Investment operations:
Net investment income (loss)[3]	0.05	(0.06)	(0.05)	0.12
Net realized and unrealized gain (loss) on investments	(2.02)	3.78	1.59	1.45

Total from investment operations	(1.97)	3.72	1.54	1.57

Distributions to shareholders:
From net investment income	(0.01)	—	(0.01)	—
From net realized gains on investments	(0.91)	(0.85)	(0.10)	—

Total distributions to shareholders	(0.92)	(0.85)	(0.11)	—

Net Asset Value — End of Period	$12.98	$15.87	$13.00	$11.57

Total Return	(12.67)%	29.55%	13.33%	15.70%	[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.23%	1.42%	1.47%	1.50%	[5,6]
Expenses, excluding reimbursement/waiver	1.23%	1.44%	1.48%	2.59%	[5,6]
Net investment income (loss), including reimbursement/waiver	0.33%	(0.41)%	(0.38)%	1.28%	[5,6]
Portfolio turnover rate	78%	94%	109%	71%	[4,6]
Net Assets at the end of period (000’s omitted)	$84,201	$37,191	$25,926	$25,566

[1]	Inception of Investor Share class.

[2]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[3]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[4]	Not annualized.

[5]	Annualized.

[6]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small/Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	47	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund — Institutional Shares
	For the Year Ended June 30,			For the Period September 1, 2004[1] through June 30, 2005[2]
	2008	2007	2006[2]
Net Asset Value — Beginning of Period	$15.96	$13.05	$11.60	$10.00

Investment operations:
Net investment income (loss)[3]	0.07	(0.02)	(0.01)	0.04
Net realized and unrealized gain (loss) on investments	(2.02)	3.78	1.59	1.56

Total from investment operations	(1.95)	3.76	1.58	1.60

Distributions to shareholders:
From net investment income	(0.03)	—	(0.03)	—
From net realized gains on investments	(0.91)	(0.85)	(0.10)	—

Total distributions to shareholders	(0.94)	(0.85)	(0.13)	—

Net Asset Value — End of Period	$13.07	$15.96	$13.05	$11.60

Total Return	(12.48)%	29.75%	13.67%	16.00%	[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	0.99%	1.19%	1.22%	1.25%	[5,6]
Expenses, excluding reimbursement/waiver	0.99%	1.22%	1.22%	3.22%	[5,6]
Net investment income (loss), including reimbursement/waiver	0.53%	(0.18)%	(0.12)%	0.58%	[5,6]
Portfolio turnover rate	78%	94%	109%	71%	[4,6]
Net Assets at the end of period (000’s omitted)	$197,237	$53,955	$35,476	$6,584

[1]	Inception of Institutional Share class.

[2]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[3]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[4]	Not annualized.

[5]	Annualized.

[6]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small/Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	48	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Mid Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2008	2007	2006[1]	2005[1]		2004[1]
Net Asset Value — Beginning of Year	$33.18	$28.07	$26.08	$23.73		$17.57

Investment operations:
Net investment income (loss)[2]	0.21	0.15	0.10	0.33		(0.02)
Net realized and unrealized gain (loss) on investments	(3.49)	6.76	2.86	3.17		6.20

Total from investment operations	(3.28)	6.91	2.96	3.50		6.18

Distributions to shareholders:
From net investment income	(0.17)	(0.14)	(0.17)	(0.09)		(0.02)
From net realized gains on investments	(3.03)	(1.66)	(0.80)	(1.06)		—

Total distributions to shareholders	(3.20)	(1.80)	(0.97)	(1.15)		(0.02)

Net Asset Value — End of Year	$26.70	$33.18	$28.07	$26.08		$23.73

Total Return	(10.49)%	25.41%	11.55%	14.90%		35.22%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.02%	1.04%	1.08%	1.20%	[3]	1.28%	[3]
Expenses, excluding reimbursement/waiver	1.02%	1.04%	1.08%	1.20%	[3]	1.28%	[3]
Net investment income (loss), including reimbursement/waiver	0.70%	0.48%	0.38%	1.31%	[3]	(0.10)%	[3]
Portfolio turnover rate	73%	92%	110%	112%	[3]	152%	[3]
Net Assets at the end of year (000’s omitted)	$1,603,987	$1,716,638	$1,136,565	$632,006		$136,994

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	49	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Mid Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2008	2007	2006[1]	2005[1]		2004[1]
Net Asset Value — Beginning of Year	$33.69	$28.47	$26.43	$23.97		$17.70

Investment operations:
Net investment income[2]	0.28	0.22	0.17	0.37		0.03
Net realized and unrealized gain (loss) on investments	(3.54)	6.86	2.90	3.24		6.26

Total from investment operations	(3.26)	7.08	3.07	3.61		6.29

Distributions to shareholders:
From net investment income	(0.24)	(0.20)	(0.23)	(0.09)		(0.02)
From net realized gains on investments	(3.03)	(1.66)	(0.80)	(1.06)		—

Total distributions to shareholders	(3.27)	(1.86)	(1.03)	(1.15)		(0.02)

Net Asset Value — End of Year	$27.16	$33.69	$28.47	$26.43		$23.97

Total Return	(10.29)%	25.69%	11.82%	15.22%		35.58%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	0.81%	0.82%	0.83%	0.95%	[3]	1.01%	[3]
Expenses, excluding reimbursement/waiver	0.81%	0.82%	0.83%	0.95%	[3]	1.01%	[3]
Net investment income, including reimbursement/waiver	0.92%	0.71%	0.63%	1.56%	[3]	0.16%	[3]
Portfolio turnover rate	73%	92%	110%	112%	[3]	152%	[3]
Net Assets at the end of year (000’s omitted)	$2,648,360	$2,613,797	$1,768,982	$1,028,600		$337,365

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	50	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Large Cap Opportunity Fund — Investor Shares
	For the Years Ended June 30,		For the Period December 1, 2005[1] through June 30, 2006
	2008	2007
Net Asset Value — Beginning of Period	$12.68	$10.48	$10.00

Investment operations:
Net investment income[2]	0.04	0.02	—
Net realized and unrealized gain (loss) on investments	(1.41)	2.27	0.48

Total from investment operations	(1.37)	2.29	0.48

Distributions to shareholders:
From net investment income	(0.02)	(0.01)	—
From net realized gains on investments	(0.73)	(0.08)	—

Total distributions to shareholders	(0.75)	(0.09)	—

Net Asset Value — End of Period	$10.56	$12.68	$10.48

Total Return	(11.27)%	21.95%	4.80%	[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.40%	1.47%	1.50%	[4]
Expenses, excluding reimbursement/waiver	1.57%	1.80%	6.26%	[4]
Net investment income, including reimbursement/waiver	0.31%	0.15%	0.03%	[4]
Portfolio turnover rate	128%	119%	101%	[3]
Net Assets at the end of period (000’s omitted)	$21,545	$25,852	$2,243

[1]	Inception of Investor Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	51	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Large Cap Opportunity Fund — Institutional Shares
	For the Years Ended June 30,		For the Period December 1, 2005[1] through June 30, 2006
	2008	2007
Net Asset Value — Beginning of Period	$12.71	$10.50	$10.00

Investment operations:
Net investment income[2]	0.07	0.05	0.02
Net realized and unrealized gain (loss) on investments	(1.41)	2.26	0.48

Total from investment operations	(1.34)	2.31	0.50

Distributions to shareholders:
From net investment income	(0.05)	(0.02)	—
From net realized gains on investments	(0.73)	(0.08)	—

Total distributions to shareholders	(0.78)	(0.10)	—

Net Asset Value — End of Period	$10.59	$12.71	10.50

Total Return	(11.03)%	22.13%	5.00%	[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.15%	1.21%	1.25%	[4]
Expenses, excluding reimbursement/waiver	1.32%	1.55%	4.88%	[4]
Net investment income, including reimbursement/waiver	0.56%	0.42%	0.31%	[4]
Portfolio turnover rate	128%	119%	101%	[3]
Net Assets at the end of period (000’s omitted)	$23,567	$26,588	7,880

[1]	Inception of Institutional Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	52	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Large Cap Opportunity Fund — Advisor Shares
	For the Year Ended June 30, 2008	For the Period October 24, 2006[1] through June 30, 2007
Net Asset Value — Beginning of Period	$12.70	$11.34

Investment operations:
Net investment income[2]	0.07	0.03
Net realized and unrealized gain (loss) on investments	(1.41)	1.42

Total from investment operations	(1.34)	1.45

Distributions to shareholders:
From net investment income	(0.05)	(0.01)
From net realized gains on investments	(0.73)	(0.08)

Total distributions to shareholders	(0.78)	(0.09)

Net Asset Value — End of Period	$10.58	$12.70

Total Return	(11.03)%	12.89%	[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.15%	1.21%	[4]
Expenses, excluding reimbursement/waiver	1.82%	2.04%	[4]
Net investment income, including reimbursement/waiver	0.56%	0.42%	[4]
Portfolio turnover rate	128%	119%	[3,5]
Net Assets at the end of period (000’s omitted)	$25	$28

[1]	Inception of Advisor Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

[5]	Represents the portfolio turnover rate for the Fund for the period ended June 30, 2007.

See accompanying notes.	53	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	All Cap Value Fund — Investor Shares
	For the Year Ended June 30, 2008	For the Period October 24, 2006[1] through June 30, 2007
Net Asset Value — Beginning of Period	$11.40	$10.00

Investment operations:
Net investment income (loss)[2]	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	(1.57)	1.43

Total from investment operations	(1.56)	1.42

Distributions to shareholders:
From net investment income	— [3]	(0.01)
From net realized gains on investments	(0.22)	(0.01)

Total distributions to shareholders	(0.22)	(0.02)

Net Asset Value — End of Period	$9.62	$11.40

Total Return	(13.76)%	14.21%	[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%	1.50%	[5]
Expenses, excluding reimbursement/waiver	3.95%	6.13%	[5]
Net investment income (loss), including reimbursement/waiver	0.10%	(0.07)%	[5]
Portfolio turnover rate	90%	54%	[4]
Net Assets at the end of period (000’s omitted)	$5,714	$4,322

[1]	Inception of Investor Share class.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Amount represents less than $0.005.

[4]	Not annualized.

[5]	Annualized.

See accompanying notes.	54	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	All Cap Value Fund — Institutional Shares
	For the Year Ended June 30, 2008	For the Period October 24, 2006[1] through June 30, 2007
Net Asset Value — Beginning of Period	$11.42	$10.00

Investment operations:
Net investment income[2]	0.04	0.01
Net realized and unrealized gain (loss) on investments	(1.58)	1.44

Total from investment operations	(1.54)	1.45

Distributions to shareholders:
From net investment income	(0.02)	(0.02)
From net realized gains on investments	(0.22)	(0.01)

Total distributions to shareholders	(0.24)	(0.03)

Net Asset Value — End of Period	$9.64	$11.42

Total Return	(13.57)%	14.46%	[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%	1.25%	[4]
Expenses, excluding reimbursement/waiver	3.76%	5.84%	[4]
Net investment income, including reimbursement/waiver	0.35%	0.14%	[4]
Portfolio turnover rate	90%	54%	[3]
Net Assets at the end of period (000’s omitted)	$2,400	$2,508

[1]	Inception of Institutional Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	55	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	All Cap Value Fund — Advisor Shares
	For the Year Ended June 30, 2008	For the Period October 24, 2006[1] through June 30, 2007
Net Asset Value — Beginning of Period	$11.43	$10.00

Investment operations:
Net investment income[2]	0.03	0.02
Net realized and unrealized gain (loss) on investments	(1.57)	1.43

Total from investment operations	(1.54)	1.45

Distributions to shareholders:
From net investment income	(0.02)	(0.01)
From net realized gains on investments	(0.22)	(0.01)

Total distributions to shareholders	(0.24)	(0.02)

Net Asset Value — End of Period	$9.65	$11.43

Total Return	(13.55)%	14.45%	[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%	1.25%	[4]
Expenses, excluding reimbursement/waiver	4.28%	6.40%	[4]
Net investment income, including reimbursement/waiver	0.32%	0.21%	[4]
Portfolio turnover rate	90%	54%	[3]
Net Assets at the end of period (000’s omitted)	$25	$29

[1]	Inception of Advisor Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	56	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	130/30 Value Fund — Investor Shares
	For the Period December 31, 2007[1] through June 30, 2008
Net Asset Value — Beginning of Period	$10.00

Investment operations:
Net investment loss[2]	(0.01)
Net realized and unrealized loss on investments	(0.82)

Total from investment operations	(0.83)

Net Asset Value — End of Period	$9.17

Total Return	(8.30)%	[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	2.82%	[4]
Expenses, including reimbursement/waiver (excluding interest expense)	2.00%	[4]
Expenses, excluding reimbursement/waiver	5.34%	[4]
Net investment loss, including reimbursement/waiver	(0.26)%	[4]
Portfolio turnover rate	72%	[3]
Net Assets at the end of period (000’s omitted)	$3,837

[1]	Inception of Investor Share class.

[2]	The net investment loss per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	57	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	130/30 Value Fund — Institutional Shares
	For the Period December 31, 2007[1] through June 30, 2008
Net Asset Value — Beginning of Period	$10.00

Investment operations:
Net investment loss[2]	—	[5]
Net realized and unrealized loss on investments	(0.82)

Total from investment operations	(0.82)

Net Asset Value — End of Period	$9.18

Total Return	(8.20)%	[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	2.60%	[4]
Expenses, including reimbursement/waiver (excluding interest expense)	1.75%	[4]
Expenses, excluding reimbursement/waiver	5.11%	[4]
Net investment loss, including reimbursement/waiver	—%	[4,6]
Portfolio turnover rate	72%	[3]
Net Assets at the end of period (000’s omitted)	$5,954

[1]	Inception of Institutional Share class.

[2]	The net investment loss per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

[5]	Amount represents less than $0.005.

[6]	Amount represents less than 0.005%.

See accompanying notes.	58	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS

1.	Description of the Funds. CRM Small Cap Value Fund (“Small Cap Value Fund”), CRM Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”), CRM Mid Cap Value Fund (“Mid Cap Value Fund”), CRM Large Cap Opportunity Fund (“Large Cap Opportunity Fund”), CRM All Cap Value Fund (“All Cap Value Fund”) and CRM 130/30 Value Fund (“130/30 Value Fund”), (each, a “Fund” and collectively, the “Funds”) are series of CRM Mutual Fund Trust (the “Trust”). Prior to October 26, 2007, Large Cap Opportunity Fund was known as CRM Mid/Large Cap Value Fund. The 130/30 Value Fund commenced operations on December 31, 2007. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on March 30, 2005.

Each Fund offers Investor and Institutional Shares. The Large Cap Opportunity Fund and All Cap Value Fund also offer Advisor Shares. Effective October 26, 2007, Small/Mid Cap Value Fund no longer offers Advisor Shares. Each class has different minimum investment requirements, fees and expenses. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined. Investor Shares are available to all investors and are subject to a shareholder servicing fee. Advisor Shares are available to all investors and are subject to a Rule 12b-1 distribution and shareholder servicing fee.

2.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:

Security Valuation. The Funds value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service.

In valuing a Fund’s assets, a security listed on the New York Stock Exchange (the “Exchange”) (and not sub- ject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the Nasdaq Stock Market, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such secu- rities quoted on the Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the Nasdaq Stock Market and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Short- term investments with remaining maturities of less than 61 days are valued at amortized cost.

Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees of the Trust (the “Board” or “Trustees”). The Trustees have delegated to Cramer Rosenthal McGlynn, LLC (“CRM”), the Funds’ investment adviser, the authority to approve fair value determinations in any situation that would impact a Fund’s NAV by less than a penny per share. If the

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proposed valuation would impact a Fund’s NAV by more than a penny per share, then the Board is respon- sible for determining an appropriate price. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify or to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

FASB Interpretation No. 48, (“FIN 48”) Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, Management has analyzed each of the Fund’s tax positions and has concluded that no provision for income tax is required in each of the Fund’s financial statements. The Fund’s are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the Funds based on relative net assets.

Securities Sold Short (Short Sales). 130/30 Value Fund engages in short sales (selling securities it does not own in anticipation of a decline in the market value of the security) as part of its normal investment activities.

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The short sales are collateralized by cash deposits and securities. The collateral required is determined daily by reference to the market value of the short positions. The Fund is subject to risk of loss if the applicable counterparty broker were to fail to perform its obligations under the contractual terms. Dividend expense on securities sold short is recorded on the ex-dividend date and is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the related amount shown in the accompanying Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which it replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates.

The Fund intends to maintain an approximate net 100% long exposure (long market value minus short market value) to the equity market. The Fund will normally seek to hold long positions in equity and equity related securities equal in value to approximately 130% of the Fund’s net assets and short positions equal in value to approximately 30% of the Fund’s net assets. During the period ended June 30, 2008, the Fund utilized (borrowed) the cash proceeds from short sales to purchase additional securities and recorded interest expense on a daily basis at a variable rate in accordance with terms of its agreement with the broker. During the period ended June 30, 2008, the average balance borrowed was $2,358,377 at a weighted average interest rate of 3.18%.

Leverage occurs when a fund increases its assets available for investment using borrowings or similar transactions. Borrowing and other transactions used for leverage may cause the value of the Fund’s shares to be more volatile than if the Fund did not borrow or engage in such transactions. This is because leverage tends to magnify the effect of any increase or decrease in the value of the Fund’s portfolio holdings. Leverage thus creates the potential for greater gains, but also greater losses. To repay such obligations, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund.

Class Accounting. In calculating the NAV per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in con- formity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.

Advisory Fees and Other Transactions with Affiliates. CRM serves as investment adviser to the Funds. CRM receives an advisory fee from Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Opportunity Fund of 0.75% of each Fund’s first $1 billion of average daily net assets; 0.70% of each Fund’s next $1 billion of average daily net assets; and 0.65% of each Fund’s average daily net assets

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NOTES TO FINANCIAL STATEMENTS (Continued)

in excess of $2 billion. For its advisory services to All Cap Value Fund, CRM receives 0.95% for the first $1 billion of average daily net assets; 0.90% of the next $1 billion of average daily net assets; and 0.85% in excess of $2 billion of average daily net assets. For its advisory services to the 130/30 Value Fund, CRM receives 1.25% of the Fund’s average daily net assets.

CRM has contractually agreed to waive its fees and reimburse certain operating expenses of each Fund (excluding taxes, extraordinary expenses, brokerage commissions, interest and, as of October 28, 2008 with respect to 130/30 Value Fund, dividend expenses on securities sold short) (i) with respect to Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund and All Cap Value Fund, in an amount that will limit annual operating expenses to not more than 1.50%, 1.25% and 1.75% of average daily net assets for the Investor Class, Institutional Class and Advisor Class, respectively, and (ii) with respect to 130/30 Value Fund, in an amount that will limit annual operating expenses to not more than 2.00% and 1.75% of average daily net assets for the Investor Class and Institutional Class, respectively. These undertakings will remain in place until November 1, 2010 for Small Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund, All Cap Value Fund and 130/30 Value Fund and until November 1, 2008 for Small/Mid Cap Value Fund. From time to time, CRM may agree to waive its fees to lower the annual operating expenses beyond the ones contractually agreed upon. Effective March 29, 2007, CRM voluntarily agreed to cap the annual expense ratio of Small/Mid Cap Value Fund not to exceed 1.35% and 1.10% for the Investor Class and Institutional Class, respectively; and the expense ratio of Large Cap Opportunity Fund not to exceed 1.40%, 1.15% and 1.65% for the Investor Class, Institutional Class and Advisor Class, respectively. These voluntary caps may be increased or terminated at any time.

CRM provides compliance services to the Funds. The Chief Compliance Officer (“CCO”) is an employee of CRM. The Funds are responsible for reimbursing CRM for the portion of his salary allocated to his duties as the CCO of the Funds at a rate of $75,000 per year.

Compensation of Trustees and Officers. Except for the CCO of the Funds, trustees and officers of the Funds who are interested persons of CRM, as defined in the 1940 Act, receive no compensation from the Funds.

Trustees of the Funds who are not interested persons of CRM, as defined in the 1940 Act (each an “Independent Trustee”), receive compensation and reimbursement of expenses. Each Independent Trustee receives aggregate annual compensation in the amount of $50,000 from the Trust. Prior to April 1, 2008, each Independent Trustee received aggregate annual compensation in the amount of $40,000. Under a Deferred Compensation Plan (the “Plan”) adopted August 12, 2005, an Independent Trustee may elect to defer receipt of all, or a portion, of his annual compensation. Deferred amounts credited to an Independent Trustee’s deferral account are treated as though such amounts have been invested and reinvested in Institutional Shares of one or more of the Funds until such amounts are distributed in accordance with the Plan. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

Shareholder Servicing Fees. The Board has adopted a Shareholder Servicing Plan which allows each Fund to obtain, for its Investor Shares, the services of CRM and other qualified financial institutions to act as shareholder servicing agents for its shareholders. Under the plan, each Fund may pay shareholder servicing agents, including CRM, monthly fees at an annual rate not to exceed 0.25% of the Fund’s average daily net assets attributable to its Investor Shares.

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Distribution Fees. The Board has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act authorizing each Fund to pay fees for the sale and distribution of its Advisor Shares, and for services provided to Advisor Shares shareholders to maintain shareholder accounts. Under the Distribution Plan, each Fund may pay monthly fees at an annual rate not to exceed 0.50% of the Fund’s average daily net assets attributable to its Advisor Shares. Currently, only the Large Cap Opportunity Fund and All Cap Value Fund offer Advisor Shares. No fees were paid under the Distribution Plan for the year ended June 30, 2008.

Sub-Transfer Agent Fees. Institutional Shares of each Fund are sold through certain Intermediaries that provide accounting, recordkeeping, and/or other services to shareholders. The Board of Trustees has approved payment of the fees charged by these Intermediaries for providing these sub-transfer agency services from the assets of the Institutional Shares of each Fund provided these fees do not exceed the charges the Fund would bear for these services if they were provided directly by the Funds’ transfer agent. CRM, as the Funds’ agent, remits these payments to the Intermediaries. In some cases, where the sub-transfer agency fees of an Intermediary are greater than the amounts paid to CRM by the Funds for that Intermediary, CRM may pay the balance of those fees itself.

4.	Investment Securities Transactions. The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the fiscal year ended June 30, 2008, were as follows:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund	130/30 Value Fund
Purchases	$518,918,487	$322,478,621	$3,432,916,556	$61,614,593	$9,446,356	$20,550,035
Sales	(681,444,426)	(121,544,259)	(3,006,633,811)	(62,989,390)	(6,942,029)	(8,304,122)

5.	Securities Lending Agreement. The Funds, except for the 130/30 Value Fund, may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

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6.	Capital Share Transactions. Transactions in shares of capital stock for the year ended June 30, 2008 and the year ended June 30, 2007 were as follows:

	For the Year Ended June 30, 2008			For the Year Ended June 30, 2007
	Investor Shares	Institutional Shares	Advisor Shares	Investor Shares	Institutional Shares	Advisor Shares
Small Cap Value Fund
Sold	873,804	3,345,748	—	937,177	3,694,554	—
Issued on reinvestment of distributions	1,513,357	3,394,750	—	1,443,792	2,546,294	—
Redeemed	(2,297,084)	(8,083,594)	—	(4,615,626)	(4,186,350)	—

Net increase (decrease)	90,077	(1,343,096)	—	(2,234,657)	2,054,498	—

Small/Mid Cap Value Fund
Sold	7,481,892	12,875,117	—	496,099	1,367,859	1,786
Issued on reinvestment of distributions	317,352	322,566	—	124,824	144,449	109
Redeemed	(3,655,734)	(1,492,095)	(1,895)	(270,688)	(850,929)	—

Net increase (decrease)	4,143,510	11,705,588	(1,895)	350,235	661,379	1,895

Mid Cap Value Fund
Sold	18,890,108	32,223,047	—	17,614,946	24,135,685	—
Issued on reinvestment of distributions	5,653,448	8,397,012	—	2,527,609	3,521,493	—
Redeemed	(16,208,723)	(20,679,248)	—	(8,896,154)	(12,210,163)	—

Net increase	8,334,833	19,940,811	—	11,246,401	15,447,015	—

Large Cap Opportunity Fund
Sold	225,020	539,804	—	2,027,512	1,353,302	2,205
Issued on reinvestment of distributions	125,945	154,162	151	15,138	11,959	17
Redeemed	(349,491)	(559,927)	—	(217,100)	(24,009)	—

Net increase	1,474	134,039	151	1,825,550	1,341,252	2,222

All Cap Value Fund[1]
Sold	236,029	96,374	—	452,144	223,780	2,500
Issued on reinvestment of distributions	11,587	5,257	60	704	503	3
Redeemed	(32,772)	(72,335)	—	(73,881)	(4,738)	—

Net increase	214,844	29,296	60	378,967	219,545	2,503

130/30 Value Fund[2]
Sold	434,008	701,589	—	—	—	—
Issued on reinvestment of distributions	—	—	—	—	—	—
Redeemed	(15,609)	(53,164)	—	—	—	—

Net increase	418,399	648,425	—	—	—	—

[1]	Commenced operations on October 24, 2006.
[2]	Commenced operations on December 31, 2007.

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7.	Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

At June 30, 2008, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses, return of capital, tax character of certain distributions and capitalized dividends on short sales:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund	130/30 Value Fund
Paid-in Capital	$(206,033)	$—	$—	$—	$—	$(784)
Undistributed net investment income (accumulated loss)	78,088	(52)	(18,364)	(49)	(21)	4,047
Accumulated net realized loss on investments	127,945	52	18,364	49	21	(3,263)

The tax character of distributions paid during the fiscal years ended June 30, 2008 and June 30, 2007 was as follows:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund[1]
Year ended June 30, 2008
Ordinary income	$25,978,924	$4,929,540	$244,666,174	$2,408,685	$170,202
Long-term capital gain	78,012,033	4,173,749	205,801,930	860,144	21,040

Total distributions	$103,990,957	$9,103,289	$450,468,104	$3,268,829	$191,242

Year ended June 30, 2007
Ordinary income	$25,778,425	$2,546,405	$84,137,495	$326,364	$12,450
Long-term capital gain	85,591,984	1,253,698	115,863,049	—	—

Total distributions	$111,370,409	$3,800,103	$200,000,544	$326,364	$12,450

[1]	Commencement of operations was October 24, 2006.

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The components of accumulated earnings (deficit) on a tax basis as of June 30, 2008 were as follows:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund	130/30 Value Fund
Undistributed ordinary income	$—	$516,156	$17,809,919	$131,481	$8,782	$—
Capital loss carryforwards	—	—	—	—	—	(214,734)
Post-October capital losses†	(23,114,655)	(3,982,923)	(57,529,607)	(1,870,449)	(423,786)	—
Net unrealized appreciation (depreciation) on investments	9,656,571	(8,208,235)	49,262,798	91,482	(287,283)	(301,568)
Other temporary differences	(1,504)	(217)	(8,166)	(100)	(13)	(10,140)

Total accumulated earnings (deficit)	$(13,459,588)	$(11,675,219)	$9,534,944	$(1,647,586)	$(702,300)	$(526,442)

†

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended June 30, 2008, the above funds will defer post-October capital losses to the fiscal year ended June 30, 2009.

The differences between book basis and tax basis components of accumulated earnings (deficit) are primarily attributable to tax deferral of losses on wash sales, post-October capital losses, deferred Directors’ compensation and unsettled short sale positions.

For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of June 30, 2008, 130/30 Value Fund had $214,734 of capital loss carryforwards, that will expire on June 30, 2016.

The total cost of investments and net unrealized appreciation or depreciation for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, and related gross unrealized appreciation and depreciation of securities held by each Fund at June 30, 2008 was as follows:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund	130/30 Value Fund
Tax cost of investments	$647,783,751	$323,842,421	$4,475,385,271	$45,271,305	$8,328,115	$12,623,361

Gross unrealized appreciation	$73,434,167	$18,601,145	$404,336,397	$3,271,218	$475,727	$492,664
Gross unrealized depreciation	(63,777,596)	(26,809,380)	(355,073,599)	(3,179,736)	(763,010)	$(863,731)

Net unrealized appreciation (depreciation) on investments	$9,656,571	$(8,208,235)	$49,262,798	$91,482	$(287,283)	$(371,067)

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8.	Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnification obligations. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of liability for indemnity claims to be remote.

9.	Temporary Borrowing. The Funds, except for the 130/30 Value Fund, participate in a $25 million revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions by shareholders. The Funds are charged an annual commitment fee, which is allocated across the Funds on the basis of each Fund’s allocation of the entire facility. The Funds may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of June 30, 2008, or at any time during the fiscal year then ended.

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REPORT OF INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of

CRM Mutual Fund Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CRM Mutual Fund Trust (comprising, respectively, CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Large Cap Opportunity Fund, CRM All Cap Value Fund and CRM 130/30 Value Fund) (the “Funds”) as of June 30, 2008, and the related statements of operations, statements of changes in net assets, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting CRM Mutual Fund Trust at June 30, 2008, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

August 26, 2008

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TAX INFORMATION (Unaudited)

For the fiscal year ended June 30, 2008, certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of the ordinary income distributions (dividend income plus short-term gains, if any) from the Funds qualifies for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

For corporate shareholders, a percentage of the ordinary income distributions (dividend income plus short-term gains, if any) from the Funds qualifies for the dividends-received deduction.

The percentage of ordinary income distributions that qualifies for a maximum tax rate of 15% (“Qualified Dividends”) and the percentage of ordinary income distributions that qualifies for the dividends-received deduction are as follows:

	Qualified Dividends	Dividends Received Deduction
Small Cap Value Fund	31.4%	30.5%
Small/Mid Cap Value Fund	25.8%	26.1%
Mid Cap Value Fund	34.5%	33.7%
Large Cap Opportunity Fund	36.8%	34.9%
All Cap Value Fund	58.9%	57.0%

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the following Funds paid capital gain distributions (from net long-term capital gains) during the fiscal year ended June 30, 2008 as follows:

	Capital Gain Per Share	Capital Gain Distribution
Small Cap Value Fund	$2.99	$78,012,033
Small/Mid Cap Value Fund	0.43	4,173,749
Mid Cap Value Fund	1.48	205,801,930
Large Cap Opportunity Fund	0.20	860,144
All Cap Value Fund	0.03	21,040

For non-U.S. shareholders, 100% of short-term capital gain distributions paid during the year ended June 30, 2008 have been designated as short-term capital gain dividends under the American Jobs Creation Act of 2004. The following Funds paid short-term capital gain distributions during the fiscal year ended June 30, 2008 as follows:

	Short-Term Capital Gain Per Share	Short-Term Capital Gain Distribution
Small Cap Value Fund	$0.89	$23,293,167
Small/Mid Cap Value Fund	0.48	4,720,799
Mid Cap Value Fund	1.55	215,079,944
Large Cap Opportunity Fund	0.53	2,249,158
All Cap Value Fund	0.19	163,810

In January 2009, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2008, including any distributions paid between July 1, 2008 and December 31, 2008.

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TRUSTEES AND OFFICERS

INTERESTED TRUSTEE

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
CARLOS LEAL, CPA, 42	Trustee, Treasurer and Chief Financial Officer	Since June 2005	Executive Vice President (since 2007), Secretary and Chief Financial Officer, CRM (since 1999); Chief Financial Officer and Secretary, CRM Alternatives, Inc. (investment management) (since 2001); Director and President, CRM U.S. Value Fund, Ltd. and CRM Windridge Fund, Ltd. (investment funds).	6	None

INDEPENDENT TRUSTEES

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
LOUIS FERRANTE, CFA, CPA, 48	Trustee	Since June 2005	Chief Operating Officer of Columbus Nova & Affiliates (private investment firm) (May 2006-December 2007); Private Investor (from January 2005-April 2006 and August 2007-present); Vice President and Co-Chief Investment Officer, Citigroup Pension Fund (financial services) (from 1998-2004).	6	None

70	CRM Funds

CRM FUNDS

TRUSTEES AND OFFICERS (Continued)

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

LOUIS KLEIN, JR., ESQ., 73	Trustee	Since June 2005	Self-employed financial consultant since 1991.	6	Trustee, Manville Personal Injury Settlement Trust (since 1991); Trustee, WT Mutual Fund (since June 1999); Trustee WT Investment Trust I (since 2000); WHX Corporation (industrial manufacturer).

CLEMENT C. MOORE, II, 63	Trustee	Since June 2005	Managing Partner, Mariemont Holdings (real estate) (since 1980); President, Kenwood Galleria (since 1980).	6	Trustee, WT Mutual Fund (1999-2006); Trustee, WT Investment Trust I (2000-2006).

71	CRM Funds

CRM FUNDS

TRUSTEES AND OFFICERS (Continued)

OFFICERS

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
RONALD H. MCGLYNN, 65	President and Chief Executive Officer	Since June 2005	Chairman, Chief Executive Officer, CRM (Chairman since 2005, CEO since 1998); President and Chief Executive Officer, Cramer Rosenthal McGlynn, Inc. (investment management) (since 1996), CRM Investors, Inc. (investment management) (since 1990), and CRM Alternatives, Inc. (investment management) (since 2001); former President, CRM (from 1998-2005).	N/A	N/A

72	CRM Funds

CRM FUNDS

TRUSTEES AND OFFICERS (Continued)

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
STEVEN A. YADEGARI, ESQ., 35	Secretary, Chief Legal Officer and Chief Compliance Officer	Since August 2005	Senior Vice President
(since 2008),
Chief Legal Officer
and Chief Compliance
Officer, CRM (since
August 2005); Senior
Associate, Kirkpatrick
& Lockhart Nicholson
Graham, LLP (law firm)
(from January 2004-
July 2005); Associate,
Proskauer Rose, LLP
(law firm) (from
September 2002-
January 2004); Senior
Counsel, Division of
Enforcement, U.S.
Securities and Exchange
Commission (from
February 2000-
			September 2002).	N/A	N/A

73	CRM Funds

CRM FUNDS

OTHER INFORMATION (Unaudited)

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended September 30 and March 31) on Form NQ. The Trust’s Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available, without charge and upon request, by calling 800-CRM-2883 and on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ended June 30th is available without charge and upon request by calling 800-CRM-2883, and on the SEC’s website listed above.

74	CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY AGREEMENT WITH CRM

At meetings held on May 27, 2008, the Trustees Committee and Board of Trustees of the Trust (the “Board”) considered the approval of the continuance and renewal of the Investment Advisory Agreement between the Trust and CRM.

In determining whether to approve the continuance and renewal of the Investment Advisory Agreement, the Board, including all of the Independent Trustees, reviewed and considered, among other items: (1) a memorandum from counsel setting forth the Board’s fiduciary duties under the 1940 Act and Delaware law and the factors the Board should consider in its evaluation of the Investment Advisory Agreement; (2) reports based on information provided by Morningstar comparing the investment performance of each Fund to the performance of its applicable benchmark index and other mutual funds; and (3) a report based on information provided by Morningstar comparing each Fund’s investment advisory fee and gross and net expenses to those of other mutual funds. The Board also discussed and considered, with the assistance of independent counsel, reports of and presentations by CRM that described: (i) the nature, extent and quality of CRM’s services provided to the Funds; (ii) the experience and qualifications of the personnel providing those services; (iii) CRM’s investment philosophies and processes; (iv) CRM’s assets under management; (v) CRM’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained with soft dollar commissions; (vi) the investment advisory fee arrangements with CRM and other advisory accounts with similar investment objectives and strategies managed by CRM; (vii) CRM’s compliance procedures; and (viii) an analysis of the profits of CRM related to its services to the Funds.

The Board, including all of the Independent Trustees, considered the following factors, none of which was determinative or controlling, and reached the following conclusions in determining whether to approve the continuance and renewal of the Investment Advisory Agreement:

Nature, Extent and Quality of Services Provided

The Board examined the nature, extent and quality of services provided by CRM to the Funds, and the quality and size of CRM’s professional portfolio management team. The Board considered CRM’s capabilities and experience in the development and implementation of its proprietary value-oriented investment process. The Board also considered CRM’s compliance programs and compliance record, and the Board’s dealings with CRM. Based on the foregoing, the Board determined that it was satisfied with the nature, extent and quality of the services provided by CRM to the Funds.

Performance Information

In reaching its conclusions, the Board considered the investment performance of each Fund.

The Board considered CRM’s focus on achieving long-term performance in a manner consistent with each Fund’s investment objective and investment strategies, as well as CRM’s value-oriented investment philosophy. The Board also considered CRM’s commitment to maintain each Fund’s focus on its target market segment even when that segment may be out of favor, and noted that this distinguished CRM from some other investment managers that may deviate from a fund’s target market segment in order to pursue short-term performance. The Board noted that although CRM’s focus on long-term performance and fidelity to each Fund’s target market segment might sometimes cause a Fund to perform less well over some periods when compared to other mutual

75	CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY AGREEMENT WITH CRM (Continued)

funds, CRM had achieved successful investment results for its clients over the longer term by remaining true to its investment approach despite periods of short-term underperformance. The Board considered that CRM’s value-oriented investment philosophy had clearly demonstrated its worth and concluded that this, along with CRM’s focus on long-term performance and fidelity to each Fund’s target market segment, supported approval of the continuance of the Investment Advisory Agreement.

The Board also discussed the information presented in the Board materials which compared each Fund’s performance against a benchmark index and other mutual funds with similar investment objectives and strategies identified by CRM from data provided by Morningstar.

The Board considered the following factors in relation to the performance of particular Funds:

Small Cap Value Fund

The Board noted that the Small Cap Value Fund had outperformed its benchmark index and ranked in the top quartile of funds with similar investment objectives and strategies for the one-year and three-year periods and ranked in the second quartile for the five-year and ten-year periods ended March 31, 2008. The Fund also ranked in the first quartile since the Fund’s inception on October 1, 1995.

Small/Mid Cap Value Fund

The Board noted that the Small/Mid Cap Value Fund had outperformed its benchmark index and ranked in the second quartile of funds with similar investment objectives and strategies for the one-year period ended March 31, 2008. The Fund ranked in the first quartile for the three-year period ended March 31, 2008, and since the Fund’s inception on September 1, 2004.

Mid Cap Value Fund

The Board noted that the Mid Cap Value Fund had outperformed its benchmark index and ranked in the second quartile of funds with similar investment objectives and strategies for the one-year period ended March 31, 2008. The Fund ranked in the first quartile for the three-year and five-year periods ended March 31, 2008, and since the Fund’s inception on January 6, 1998.

Large Cap Opportunity Fund

The Board noted that the Large Cap Opportunity Fund had outperformed its benchmark index and ranked in the second quartile of funds with similar investment objectives and strategies for the one-year period ended March 31, 2008, and ranked in the top quartile since the Fund’s inception on December 1, 2005.

All Cap Value Fund

The Board noted that the All Cap Value Fund had comparable performance to its benchmark index and to funds with similar investment objectives and strategies for the one-year period ended March 31, 2008, and since the Fund’s inception on October 24, 2006.

76	CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY AGREEMENT WITH CRM (Continued)

130/30 Value Fund

The Board noted that the 130/30 Value Fund had outperformed its benchmark index and ranked in the second quartile of funds with similar investment objectives and strategies since the Fund’s inception on December 31, 2007.

Conclusion as to Investment Performance

Based on the information presented, the Board determined that the investment performance of each Fund together with CRM’s experience in value investing supported approval of the continuance of the Investment Advisory Agreement with respect to each Fund.

Fees and Expenses

In reaching its conclusions, the Board considered the fees and expenses paid by each class of each Fund.

The Board considered the extensive research and analysis conducted by CRM in order to identify compelling investment opportunities for the Funds. The Board noted that CRM relied heavily on its own proprietary research to successfully implement its value-oriented investment philosophy, and that the cost of preparing this research was significant. Accordingly, CRM’s reliance on this proprietary research might cause CRM’s research costs to exceed those of some other investment managers that largely rely upon research prepared by third parties, especially with larger cap companies, for which a good deal of third party research is available. The Board considered that CRM’s distinctive value-oriented investment philosophy had demonstrated its worth in the mutual fund context. The Board concluded that the costs of CRM’s proprietary research and the demonstrated long-term success of its distinctive investment philosophy may in some cases justify investment advisory fees that are somewhat higher than the median advisory fees paid by other mutual funds.

In addition, the Board compared the fees and expenses paid by each class of each Fund with the fees paid by institutional separate accounts managed by CRM in a similar investment strategy to that of the applicable Fund. The Board noted that, with the exception of Institutional Shares of Small Cap Value Fund, the total and net annual operating expenses of each class of each Fund were slightly higher than the management fee paid by the respective institutional separate accounts managed by CRM in a similar investment strategy to that of the applicable Fund. In comparing the fees paid by the Funds to the fees paid by institutional separate accounts, the Board considered the additional services provided to the Funds that CRM does not perform for its separate account clients, including oversight of compliance with 1940 Act requirements, oversight of third-party service providers, preparation of prospectuses and other disclosure documents and preparation of materials for quarterly Board meetings.

The Board also compared the fees and expenses paid by each class of each Fund with the fees and expenses paid by other mutual funds with similar investment objectives and strategies.

Small Cap Value Fund

The Board noted that, based on the information provided, the investment advisory fee for Small Cap Value Fund was lower than the median and average advisory fees paid by other mutual funds with similar investment objectives and strategies.

77	CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY AGREEMENT WITH CRM (Continued)

The Board noted that, based on the information provided, the total annual operating expenses of each of Institutional Shares and Investor Shares of Small Cap Value Fund were lower than the median and average gross expenses and the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

Small/Mid Cap Value Fund

The Board noted that, based on the information provided, the investment advisory fee for Small/Mid Cap Value Fund was comparable to the median advisory fee and lower than the average advisory fee paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of Institutional Shares of Small/Mid Cap Value Fund were lower than the median and average gross expenses and the median and average net expenses paid by other mutual funds with similar investment objectives and strategies, both before and after taking into account CRM’s voluntary waiver of a portion of its investment advisory fee.

The Board noted that, based on the information provided, the total annual operating expenses of Investor Shares of Small/Mid Cap Value Fund were lower than the average gross expenses paid by other mutual funds with similar investment objectives and strategies but somewhat higher than the median gross expenses paid by other mutual funds with similar investment objectives and strategies. The Board noted that the annual operating expenses of Investor Shares of the Fund, after taking into account CRM’s voluntary waiver of a portion of its investment advisory fee, were within the range of the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

Mid Cap Value Fund

The Board noted that based on the information provided, the investment advisory fee for Mid Cap Value Fund was lower than the median advisory fee and average advisory fee paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of Institutional Shares and Investor Shares of Mid Cap Value Fund, were lower than the median and average gross expenses and the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

Large Cap Opportunity Fund

The Board noted that, based on the information provided, the investment advisory fee for Large Cap Opportunity Fund was somewhat higher than the median and average advisory fees paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of Institutional Shares of Large Cap Opportunity Fund were higher than the median and average gross expenses paid by other mutual funds with similar investment objectives and strategies. The Board also noted that, after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, and

78	CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY AGREEMENT WITH CRM (Continued)

taking into account CRM’s voluntary waiver of a portion of its investment advisory fee, the net annual operating expenses of Institutional Shares were higher than the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the annual operating expenses of Investor Shares and Advisor Shares of Large Cap Opportunity Fund, both before and after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, and CRM’s voluntary waiver of a portion of its investment advisory fee were higher than the median and average gross and net expenses paid by other mutual funds with similar investment objectives and strategies. The Board considered that the higher expense ratios for each class of shares of Large Cap Opportunity Fund were in large measure the result of having a higher than average investment advisory fee.

All Cap Value Fund

The Board noted that, based on the information provided, the investment advisory fee for All Cap Value Fund was higher than the median and average advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board also noted that the advisory fee for All Cap Value Fund was higher than the advisory fees being paid by Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Opportunity Fund.

The Board noted that, based on the information provided, the annual operating expenses of each of Institutional Shares, Investor Shares and Advisor Shares of All Cap Value Fund, both before and after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, were somewhat higher than the median and average gross expenses and the median and average net expenses paid by other mutual funds with similar investment objectives and strategies. The Board considered that the higher net expense ratios for each class of shares of All Cap Value Fund were in large measure the result of having a higher than average investment advisory fee.

130/30 Value Fund

The Board noted that, based on the information provided, the investment advisory fee for 130/30 Value Fund was higher than the advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board considered that, unlike other mutual funds being managed utilizing a quantitative 130/30 investment strategy, CRM managed 130/30 Value Fund utilizing its proprietary research-driven value-oriented investment philosophy. The Board also noted that the advisory fee for 130/30 Value Fund was higher than the advisory fees being paid by Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund and All Cap Value Fund. The Board considered the additional work and analysis required to identify investments for the short selling component of 130/30 Value Fund’s investment strategy, the participation of CRM’s most experienced investment personnel in managing 130/30 Value Fund, and the additional execution and risk management costs of managing 130/30 Value Fund utilizing its 130/30 value investment strategy as compared to CRM’s traditional long-only investment strategy, would support charging a higher than average investment advisory fee.

79	CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY AGREEMENT WITH CRM (Continued)

The Board noted that, based on the information provided, the estimated annual operating expenses of each of Institutional Shares and Investor Shares of 130/30 Value Fund, both before and after taking into account amounts proposed to be waived under a contractual expense limitation agreement between CRM and the Trust, were somewhat lower than the median and average gross expenses, and somewhat higher than the median and average net expenses, paid by other mutual funds with similar investment objectives and strategies. The Board considered that the higher net expense ratios for each class of shares of 130/30 Value Fund were in large measure the result of having a higher than average investment advisory fee.

Conclusion as to Fees and Expenses

In view of the costs of CRM’s proprietary research, the demonstrated long-term success of its value-oriented investment philosophy and the comparative fee and expense information presented at the meeting, the Board determined that the investment advisory fee paid by each Fund and the annual operating expenses of each class of each Fund was reasonable as compared to the fees paid by other mutual funds as presented in the materials and as compared to the management fee paid by institutional separate accounts managed by CRM in a similar investment strategy to that of the applicable Fund, and supported approval of the continuance of the Investment Advisory Agreement with respect to each Fund.

Economies of Scale

The Board considered whether economies of scale would be realized by CRM as each Fund’s assets increased, and the extent to which such economies of scale were reflected in the fees charged under the Investment Advisory Agreement. The Board noted that the Investment Advisory Agreement contains breakpoints that reduce the investment advisory fee rate paid by Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund and All Cap Value Fund on assets above specified levels. The Board noted that the Mid Cap Value Fund had already reached sufficient size for the breakpoints to result in fee rate reductions. The Board concluded that the breakpoints were an effective way to share any economies of scale or other efficiencies with Fund shareholders as the Funds grow larger, and that the breakpoints in the fee schedule supported approval of the continuance of the Investment Advisory Agreement.

The Board noted that unlike the other Funds, the investment advisory fee for 130/30 Value Fund does not contain breakpoints that reduce the investment advisory fee rate on assets above specified levels. The Board determined that it would defer considering whether it would be appropriate to add breakpoints to the fee schedule of 130/30 Value Fund so as to enable Fund investors to share in the benefits of economies of scale as CRM 130/30 Value Fund grows until CRM 130/30 Value Fund has grown sufficiently to warrant such a discussion.

Profitability

The Board analyzed CRM’s profits in relation to the Funds and considered the methodology used by CRM in preparing the profitability information. The Board reviewed the financial results of CRM in relation to the Funds for the year ended December 31, 2007. The Board determined that, based on the information provided, the profit to CRM on the fees paid by the Funds was not excessive in view of the nature, quality and extent of services provided.

80	CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY AGREEMENT WITH CRM (Continued)

Other Benefits

The Board considered the other benefits which CRM receives from its relationship with the Funds. They noted that CRM acts as the shareholder servicing agent for Investor Shares of the Funds and receives fees under a shareholder service plan adopted under Rule 12b-1 under the 1940 Act in connection with the services CRM provides or arranges as the Funds’ shareholder servicing agent. The Board considered the fees received by CRM under the shareholder service plan, and the amounts paid by CRM to third party shareholder servicing agents. The Board noted that the amounts paid to the Funds’ third party shareholder servicing agents since the inception of the Trust exceeded the amounts paid by Investor Shares of the Funds to CRM under the shareholder servicing plan. The Board considered how CRM uses soft dollars and the ways in which it conducts portfolio transactions for the Funds and selects brokers. The Board determined that any other benefits derived by CRM from managing the Funds were reasonable and reflected in the fees under the Investment Advisory Agreement.

General Conclusion

Based on the foregoing considerations, the Board, including all of the Independent Trustees, determined that the terms of the Investment Advisory Agreement are reasonable and in the best interests of each Fund and its respective shareholders, concluded that the fees payable under the Investment Advisory Agreement are reasonable, and concluded that the continuance and renewal of the Investment Advisory Agreement is in the best interests of each Fund and its respective shareholders.

81	CRM Funds

TRUSTEES

Louis Ferrante, CFA, CPA

Louis Klein, Jr., Esq.

Carlos A. Leal, CPA

Clement C. Moore, II

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC

520 Madison Avenue, 20th Floor

New York, NY 10022

ADMINISTRATOR

PNC Global Investment Servicing (U.S.), Inc.

301 Bellevue Parkway

Wilmington, DE 19809

LEGAL COUNSEL

Bingham McCutchen LLP

399 Park Avenue

New York, NY 10022

Investor Information:

800-CRM-2883

www.crmfunds.com

This report is authorized for distribution only to shareholders and to others who have received current prospectuses of the CRM Funds.

ANNUAL REPORT

JUNE 30, 2008

CRM SMALL CAP

VALUE FUND

CRM SMALL/MID CAP

VALUE FUND

CRM MID CAP

VALUE FUND

CRM LARGE CAP

OPPORTUNITY FUND

(FORMERLY CRM

MID/LARGE CAP

VALUE FUND)

CRM ALL CAP

VALUE FUND

CRM 130/30

VALUE FUND

Item 2.	Code of Ethics.

As of June 30, 2008, the Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive and Principal Financial Officers. For the fiscal year ended June 30, 2008, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Trustees Committee. The audit committee financial expert serving on the Registrant’s Trustees Committee is Louis Ferrante, CFA, CPA, who is “independent,” as defined in Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years ended June 30, 2008 and 2007 were $158,500 and $138,600, respectively.

Audit-Related Fees

(b)	There were no fees billed during the fiscal years ended June 30, 2008 and June 30, 2007 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

Tax Fees

(c)	The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning during the fiscal years ended June 30, 2008 and 2007 were $24,725 and $23,625, respectively. These fees related to services consisting of the review of U.S. federal income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

There were no other fees billed during the fiscal years ended June 30, 2008 and June 30, 2007 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The Trustees Committee of the Board of Trustees of the Registrant is required to pre-approve the engagement of independent accountants to (i) conduct the annual audit of the series of the Registrant (the “Funds”) and provide their opinion of the Funds’ financial statements, (ii) provide (a) any audit services to the Funds in addition to those described in clause (i) above and (b) non-audit services to the Funds, Cramer Rosenthal McGlynn, LLC (“CRM”) or any entity controlling, controlled by, or under common control with CRM that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds. Accordingly, the Registrant’s Trustees Committee pre-approves all audit and non-audit services to be performed by the Registrant’s independent accountant before the accountant is engaged by the Registrant to perform such services.

(e)(2)	There were no services described in paragraphs (b) through (d) of this Item (including services required to be approved by the Trustees Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the Trustees Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant the fiscal years ended June 30, 2008 and 2007 were $24,725 and $27,625, respectively.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of Ethics for the Registrant’s Principal Executive and Principal Financial Officers described in Item 2 is attached hereto.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3)	Not applicable.

(b)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date 9/4/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date 9/4/2008

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date 9/4/2008

*	Print the name and title of each signing officer under his or her signature.